Quarterly Holdings Report
for
Fidelity® International Bond Index Fund
September 30, 2024
IBI-NPRT3-1124
1.9896130.104
Foreign Government and Government Agency Obligations - 63.5%
		Principal Amount (a)	Value ($)
AUSTRALIA - 1.1%
Australian Commonwealth 1% 12/21/2030 (b)	AUD	542,000	318,074
Australian Commonwealth 1.25% 5/21/2032	AUD	1,576,000	901,486
Australian Commonwealth 1.75% 11/21/2032 (b)	AUD	1,280,000	752,021
Australian Commonwealth 1.75% 6/21/2051 (b)	AUD	809,000	315,955
Australian Commonwealth 2.25% 5/21/2028 (b)	AUD	1,320,000	872,866
Australian Commonwealth 2.75% 11/21/2028 (b)	AUD	1,329,000	890,670
Australian Commonwealth 2.75% 11/21/2029 (b)	AUD	1,280,000	848,540
Australian Commonwealth 2.75% 5/21/2041 (b)	AUD	954,000	534,801
Australian Commonwealth 3% 11/21/2033 (b)	AUD	3,690,000	2,363,629
Australian Commonwealth 3% 3/21/2047 (b)	AUD	468,000	253,629
Australian Commonwealth 3.25% 4/21/2025 (b)	AUD	56,000	38,515
Australian Commonwealth 3.25% 4/21/2029 (b)	AUD	70,000	47,708
Australian Commonwealth 3.75% 5/21/2034 (b)	AUD	980,000	665,124
Australian Commonwealth 4.5% 4/21/2033 (b)	AUD	1,080,000	777,234
Australian Commonwealth 4.75% 4/21/2027 (b)	AUD	370,000	263,241
TOTAL AUSTRALIA			9,843,493
AUSTRIA - 0.9%
Republic of Austria 0% 10/20/2028 (b)(c)	EUR	600,000	610,669
Republic of Austria 0% 10/20/2040 (b)(c)	EUR	788,000	550,993
Republic of Austria 0% 2/20/2030 (b)(c)	EUR	542,000	532,410
Republic of Austria 0.5% 2/20/2029 (b)(c)	EUR	1,047,000	1,081,480
Republic of Austria 0.5% 4/20/2027 (b)(c)	EUR	1,281,000	1,368,348
Republic of Austria 0.7% 4/20/2071 (b)(c)	EUR	80,000	41,614
Republic of Austria 0.75% 10/20/2026 (b)(c)	EUR	185,000	200,236
Republic of Austria 0.75% 2/20/2028 (b)(c)	EUR	355,000	376,749
Republic of Austria 0.75% 3/20/2051 (b)(c)	EUR	1,200,000	796,291
Republic of Austria 0.85% 6/30/2120 (b)(c)	EUR	220,000	113,863
Republic of Austria 0.9% 2/20/2032 (b)(c)	EUR	394,000	391,608
Republic of Austria 1.2% 10/20/2025 (b)(c)	EUR	77,000	84,587
Republic of Austria 1.5% 2/20/2047 (b)(c)	EUR	293,000	246,588
Republic of Austria 2% 7/15/2026 (b)(c)	EUR	1,070,000	1,186,878
Republic of Austria 2.4% 5/23/2034 (b)(c)	EUR	40,000	43,631
Republic of Austria 2.9% 2/20/2033 (b)(c)	EUR	140,000	159,521
Republic of Austria 2.9% 2/20/2034 (b)(c)	EUR	200,000	227,435
Republic of Austria 3.15% 6/20/2044 (b)(c)	EUR	10,000	11,368
Republic of Austria 4.15% 3/15/2037 (b)(c)	EUR	20,000	25,332
TOTAL AUSTRIA			8,049,601
BELGIUM - 1.2%
Kingdom of Belgium 0% 10/22/2027 (b)(c)	EUR	1,690,000	1,760,111
Kingdom of Belgium 0% 10/22/2031 (b)(c)	EUR	882,000	824,605
Kingdom of Belgium 0.1% 6/22/2030 (b)(c)	EUR	215,000	210,558
Kingdom of Belgium 0.35% 6/22/2032 (b)(c)	EUR	549,000	516,419
Kingdom of Belgium 0.4% 6/22/2040 (b)(c)	EUR	1,212,000	895,760
Kingdom of Belgium 0.65% 6/22/2071 (b)(c)	EUR	330,000	156,072
Kingdom of Belgium 0.8% 6/22/2025 (b)(c)	EUR	105,000	115,208
Kingdom of Belgium 0.8% 6/22/2027 (b)(c)	EUR	39,000	41,861
Kingdom of Belgium 0.9% 6/22/2029 (b)(c)	EUR	1,373,000	1,433,916
Kingdom of Belgium 1% 6/22/2026 (b)(c)	EUR	161,000	175,596
Kingdom of Belgium 1.25% 4/22/2033 (b)(c)	EUR	1,521,000	1,524,041
Kingdom of Belgium 1.4% 6/22/2053 (b)(c)	EUR	932,000	664,241
Kingdom of Belgium 1.45% 6/22/2037 (b)(c)	EUR	84,000	78,704
Kingdom of Belgium 1.6% 6/22/2047 (b)(c)	EUR	38,000	30,990
Kingdom of Belgium 1.7% 6/22/2050 (b)(c)	EUR	23,000	18,431
Kingdom of Belgium 1.9% 6/22/2038 (b)(c)	EUR	101,000	98,362
Kingdom of Belgium 2.25% 6/22/2057 (b)(c)	EUR	124,000	107,016
Kingdom of Belgium 2.85% 10/22/2034 (b)(c)	EUR	390,000	437,771
Kingdom of Belgium 3.3% 6/22/2054 (b)(c)	EUR	360,000	392,070
Kingdom of Belgium 3.75% 6/22/2045 (b)	EUR	20,000	23,900
Kingdom of Belgium 4% 3/28/2032 (b)	EUR	30,000	36,613
Kingdom of Belgium 4.25% 3/28/2041 (b)(c)	EUR	545,000	692,085
Kingdom of Belgium 5.5% 3/28/2028 (b)	EUR	40,000	49,368
Region Wallonne Belgium 1.05% 6/22/2040 (b)	EUR	100,000	78,105
Region Wallonne Belgium 1.25% 5/3/2034 (b)	EUR	400,000	377,463
TOTAL BELGIUM			10,739,266
BULGARIA - 0.0%
Bulgarian Republic 4.5% 1/27/2033 (b)	EUR	50,000	59,876
Bulgarian Republic 4.625% 9/23/2034 (b)	EUR	190,000	229,239
TOTAL BULGARIA			289,115
CANADA - 3.2%
Canada Housing Trust No 1 4.25% 3/15/2034 (c)	CAD	780,000	619,980
Canadian Government 0.25% 3/1/2026	CAD	548,000	389,822
Canadian Government 0.5% 12/1/2030	CAD	491,000	316,470
Canadian Government 1% 6/1/2027	CAD	58,000	41,051
Canadian Government 1% 9/1/2026	CAD	390,000	278,518
Canadian Government 1.25% 3/1/2027	CAD	100,000	71,319
Canadian Government 1.25% 6/1/2030	CAD	16,000	10,882
Canadian Government 1.5% 6/1/2031	CAD	1,380,000	938,567
Canadian Government 1.75% 12/1/2053	CAD	1,050,000	570,088
Canadian Government 2% 12/1/2051	CAD	410,000	239,206
Canadian Government 2% 6/1/2028	CAD	50,000	36,069
Canadian Government 2% 6/1/2032	CAD	540,000	375,343
Canadian Government 2.5% 12/1/2032	CAD	2,160,000	1,552,096
Canadian Government 2.75% 12/1/2064	CAD	810,000	554,977
Canadian Government 2.75% 6/1/2033	CAD	430,000	314,104
Canadian Government 3% 6/1/2034	CAD	890,000	660,325
Canadian Government 3.25% 12/1/2033	CAD	1,640,000	1,243,239
Canadian Government 3.25% 9/1/2028	CAD	510,000	384,307
Canadian Government 3.5% 3/1/2028	CAD	855,000	647,959
Canadian Government 4% 5/1/2026	CAD	610,000	457,113
Province of Alberta 0.5% 4/16/2025 (b)	EUR	100,000	109,834
Province of Alberta 2.05% 6/1/2030	CAD	260,000	181,747
Province of Alberta 3.05% 12/1/2048	CAD	724,000	445,824
Province of Alberta 3.1% 6/1/2050	CAD	231,000	142,771
Province of British Columbia 2.3% 6/18/2026	CAD	210,000	153,479
Province of British Columbia 2.75% 6/18/2052	CAD	140,000	80,507
Province of British Columbia 2.95% 6/18/2050	CAD	924,000	556,826
Province of British Columbia 3.55% 6/18/2033	CAD	290,000	214,773
Province of Manitoba 3% 6/2/2028	CAD	320,000	236,972
Province of Manitoba 3.2% 3/5/2050	CAD	256,000	159,182
Province of Manitoba 3.4% 9/5/2048	CAD	380,000	245,187
Province of New Brunswick 3.05% 8/14/2050	CAD	227,000	137,481
Province of New Brunswick 3.55% 6/3/2043	CAD	100,000	67,737
Province of New Brunswick 4.8% 9/26/2039	CAD	90,000	71,864
Province of Newfoundland 1.75% 6/2/2030	CAD	160,000	109,077
Province of Newfoundland 2.65% 10/17/2050	CAD	167,000	90,256
Province of Newfoundland 3.3% 10/17/2046	CAD	50,000	31,129
Province of Newfoundland 3.7% 10/17/2048	CAD	70,000	46,266
Province of Nova Scotia 3.15% 12/1/2051	CAD	160,000	98,358
Province of Nova Scotia 3.45% 6/1/2045	CAD	150,000	99,153
Province of Ontario 0.25% 12/15/2026 (b)	GBP	638,000	782,140
Province of Ontario 0.375% 4/8/2027 (b)	EUR	283,000	299,501
Province of Ontario 1.05% 9/8/2027	CAD	2,770,000	1,941,120
Province of Ontario 1.75% 9/8/2025	CAD	401,000	292,132
Province of Ontario 1.9% 12/2/2051	CAD	210,000	100,453
Province of Ontario 2.05% 6/2/2030	CAD	59,000	41,238
Province of Ontario 2.15% 6/2/2031	CAD	170,000	117,519
Province of Ontario 2.4% 6/2/2026	CAD	49,000	35,867
Province of Ontario 2.65% 12/2/2050	CAD	49,000	27,945
Province of Ontario 2.7% 6/2/2029	CAD	1,703,000	1,242,915
Province of Ontario 2.8% 6/2/2048	CAD	1,868,000	1,108,963
Province of Ontario 2.9% 12/2/2046	CAD	480,000	291,940
Province of Ontario 2.9% 6/2/2049	CAD	885,000	531,968
Province of Ontario 3.65% 6/2/2033	CAD	1,050,000	784,513
Province of Ontario 3.75% 12/2/2053	CAD	160,000	111,933
Province of Ontario 4.1% 3/4/2033	CAD	840,000	648,858
Province of Ontario 4.6% 6/2/2039	CAD	230,000	181,403
Province of Ontario 4.7% 6/2/2037	CAD	190,000	151,996
Province of Quebec 0% 10/29/2030 (b)	EUR	1,050,000	1,000,572
Province of Quebec 0.5% 1/25/2032 (b)	EUR	330,000	314,549
Province of Quebec 0.75% 12/13/2024 (b)	GBP	192,000	254,547
Province of Quebec 1.5% 9/1/2031	CAD	1,966,000	1,295,443
Province of Quebec 1.9% 9/1/2030	CAD	131,000	90,436
Province of Quebec 2.25% 9/15/2026 (b)	GBP	112,000	143,855
Province of Quebec 2.3% 9/1/2029	CAD	1,179,000	844,169
Province of Quebec 2.5% 9/1/2026	CAD	423,000	310,001
Province of Quebec 2.85% 12/1/2053	CAD	110,000	64,246
Province of Quebec 3.1% 12/1/2051	CAD	230,000	142,250
Province of Quebec 3.5% 12/1/2045	CAD	180,000	121,177
Province of Quebec 3.5% 12/1/2048	CAD	270,000	180,299
Province of Quebec 3.6% 9/1/2033	CAD	300,000	222,911
Province of Quebec 3.65% 5/20/2032	CAD	410,000	309,020
Province of Quebec 4.4% 12/1/2055	CAD	260,000	202,321
Province of Quebec 5% 12/1/2038	CAD	90,000	73,834
Province of Quebec 5% 12/1/2041	CAD	420,000	346,298
TOTAL CANADA			27,588,190
CHILE - 0.1%
Chilean Republic 1.25% 1/29/2040	EUR	114,000	90,574
Chilean Republic 1.875% 5/27/2030	EUR	100,000	104,080
Chilean Republic 2.3% 10/1/2028 (b)(c)	CLP	245,000,000	246,707
Chilean Republic 5.1% 7/15/2050	CLP	120,000,000	137,628
Chilean Republic 6% 1/1/2043	CLP	200,000,000	250,749
Chilean Republic 7% 5/1/2034 (b)(c)	CLP	105,000,000	133,376
TOTAL CHILE			963,114
CHINA - 11.2%
Peoples Republic of China 0.5% 11/12/2031 (b)	EUR	110,000	105,266
Peoples Republic of China 0.625% 11/25/2035 (b)	EUR	150,000	129,873
Peoples Republic of China 2.04% 2/25/2027	CNY	24,640,000	3,545,901
Peoples Republic of China 2.05% 4/15/2029	CNY	32,240,000	4,629,627
Peoples Republic of China 2.11% 8/25/2034	CNY	9,410,000	1,332,723
Peoples Republic of China 2.27% 5/25/2034	CNY	36,660,000	5,269,433
Peoples Republic of China 2.35% 2/25/2034	CNY	19,030,000	2,751,129
Peoples Republic of China 2.37% 1/15/2029	CNY	28,050,000	4,084,865
Peoples Republic of China 2.37% 1/20/2027	CNY	5,670,000	821,274
Peoples Republic of China 2.39% 11/15/2026	CNY	14,910,000	2,156,615
Peoples Republic of China 2.4% 7/15/2028	CNY	50,010,000	7,271,902
Peoples Republic of China 2.44% 10/15/2027	CNY	4,120,000	599,997
Peoples Republic of China 2.48% 4/15/2027	CNY	6,860,000	998,120
Peoples Republic of China 2.5% 7/25/2027	CNY	21,290,000	3,098,002
Peoples Republic of China 2.52% 8/25/2033	CNY	35,920,000	5,257,284
Peoples Republic of China 2.55% 10/15/2028	CNY	36,740,000	5,379,252
Peoples Republic of China 2.6% 9/1/2032	CNY	15,220,000	2,237,259
Peoples Republic of China 2.6% 9/15/2030	CNY	1,630,000	239,522
Peoples Republic of China 2.62% 4/15/2028	CNY	12,130,000	1,777,872
Peoples Republic of China 2.62% 9/25/2029	CNY	13,690,000	2,020,312
Peoples Republic of China 2.64% 1/15/2028	CNY	20,000,000	2,928,678
Peoples Republic of China 2.67% 11/25/2033	CNY	25,000,000	3,702,291
Peoples Republic of China 2.68% 5/21/2030	CNY	1,760,000	259,086
Peoples Republic of China 2.7% 11/3/2026	CNY	20,270,000	2,956,295
Peoples Republic of China 2.75% 2/17/2032	CNY	9,650,000	1,434,122
Peoples Republic of China 2.75% 6/15/2029	CNY	11,830,000	1,753,868
Peoples Republic of China 2.76% 5/15/2032	CNY	20,700,000	3,074,979
Peoples Republic of China 2.79% 12/15/2029	CNY	8,320,000	1,235,232
Peoples Republic of China 2.8% 11/15/2032	CNY	12,110,000	1,804,619
Peoples Republic of China 2.8% 3/24/2029	CNY	7,560,000	1,119,232
Peoples Republic of China 2.88% 2/25/2033	CNY	5,620,000	846,054
Peoples Republic of China 3.02% 10/22/2025	CNY	15,570,000	2,253,189
Peoples Republic of China 3.02% 5/27/2031	CNY	2,210,000	334,138
Peoples Republic of China 3.12% 10/25/2052	CNY	9,420,000	1,546,627
Peoples Republic of China 3.19% 4/15/2053	CNY	2,170,000	362,725
Peoples Republic of China 3.27% 11/19/2030	CNY	40,000	6,141
Peoples Republic of China 3.27% 3/25/2073	CNY	6,040,000	1,068,051
Peoples Republic of China 3.32% 4/15/2052	CNY	19,390,000	3,276,232
Peoples Republic of China 3.53% 10/18/2051	CNY	2,230,000	389,046
Peoples Republic of China 3.73% 5/25/2070	CNY	1,050,000	204,379
Peoples Republic of China 3.81% 9/14/2050	CNY	36,960,000	6,703,307
Peoples Republic of China 3.82% 11/19/2068	CNY	5,380,000	1,049,331
Peoples Republic of China 3.86% 7/22/2049	CNY	17,330,000	3,135,030
Peoples Republic of China 4% 6/24/2069	CNY	1,080,000	222,147
Peoples Republic of China 4.12% 8/2/2042	CNY	3,320,000	597,401
TOTAL CHINA			95,968,428
COLOMBIA - 0.3%
Colombian Republic 5.75% 11/3/2027	COP	2,000,000,000	437,723
Colombian Republic 7% 3/26/2031	COP	3,780,000,000	791,800
Colombian Republic 7% 6/30/2032	COP	873,300,000	177,170
Colombian Republic 7.25% 10/18/2034	COP	1,541,500,000	302,235
Colombian Republic 7.5% 8/26/2026	COP	4,005,000,000	940,322
TOTAL COLOMBIA			2,649,250
CROATIA - 0.1%
Croatia Government International Bond 1.125% 6/19/2029 (b)	EUR	151,000	156,320
Croatia Government International Bond 1.75% 3/4/2041 (b)	EUR	100,000	89,956
Croatia Government International Bond 2.7% 6/15/2028 (b)	EUR	200,000	223,734
TOTAL CROATIA			470,010
CYPRUS - 0.1%
Cyprus Government Bond 2.25% 4/16/2050 (b)	EUR	59,000	50,311
Cyprus Government Bond 2.375% 9/25/2028 (b)	EUR	84,000	92,797
Cyprus Government Bond 4.125% 4/13/2033 (b)	EUR	290,000	353,794
TOTAL CYPRUS			496,902
CZECH REPUBLIC - 0.3%
Czech Republic 0.25% 2/10/2027	CZK	27,960,000	1,144,434
Czech Republic 1.2% 3/13/2031	CZK	5,250,000	201,278
Czech Republic 1.25% 2/14/2025	CZK	170,000	7,424
Czech Republic 1.5% 4/24/2040	CZK	10,600,000	331,986
Czech Republic 1.75% 6/23/2032	CZK	7,650,000	296,045
Czech Republic 2% 10/13/2033	CZK	2,230,000	85,324
Czech Republic 4.85% 11/26/2057 (b)	CZK	1,830,000	87,512
Czech Republic 5.5% 12/12/2028	CZK	7,560,000	360,746
TOTAL CZECH REPUBLIC			2,514,749
DENMARK - 0.3%
Danish Kingdom 0% 11/15/2031	DKK	610,000	79,800
Danish Kingdom 0.25% 11/15/2052	DKK	1,761,000	151,349
Danish Kingdom 0.5% 11/15/2027	DKK	3,050,000	437,485
Danish Kingdom 0.5% 11/15/2029	DKK	7,384,000	1,030,796
Danish Kingdom 4.5% 11/15/2039	DKK	3,960,000	755,264
TOTAL DENMARK			2,454,694
FINLAND - 0.3%
Finnish Government 0% 9/15/2030 (b)(c)	EUR	260,000	251,561
Finnish Government 0.125% 4/15/2036 (b)(c)	EUR	452,000	372,276
Finnish Government 0.125% 4/15/2052 (b)(c)	EUR	294,000	157,402
Finnish Government 0.25% 9/15/2040 (b)(c)	EUR	433,000	319,258
Finnish Government 0.5% 4/15/2026 (b)(c)	EUR	44,000	47,694
Finnish Government 0.5% 4/15/2043 (b)(c)	EUR	63,000	45,815
Finnish Government 0.5% 9/15/2028 (b)(c)	EUR	400,000	416,207
Finnish Government 1.125% 4/15/2034 (b)(c)	EUR	166,000	161,495
Finnish Government 1.5% 9/15/2032 (b)(c)	EUR	270,000	278,366
Finnish Government 2.625% 7/4/2042 (b)(c)	EUR	20,000	21,326
Finnish Government 2.875% 4/15/2029 (b)(c)	EUR	440,000	502,222
Finnish Government 3% 9/15/2033 (b)(c)	EUR	200,000	229,754
TOTAL FINLAND			2,803,376
FRANCE - 5.6%
Action Logement Services 0.375% 10/5/2031 (b)	EUR	600,000	561,606
Agence France Locale 3.125% 3/20/2034 (b)	EUR	100,000	111,683
French Government 0% 11/25/2029 (b)(c)	EUR	3,307,000	3,243,192
French Government 0% 11/25/2030 (b)(c)	EUR	1,209,000	1,151,941
French Government 0% 11/25/2031 (b)(c)	EUR	1,517,000	1,401,362
French Government 0% 2/25/2026 (b)(c)	EUR	3,033,000	3,268,228
French Government 0% 2/25/2027 (b)(c)	EUR	315,000	332,006
French Government 0% 3/25/2025 (b)(c)	EUR	14,000	15,366
French Government 0% 5/25/2032 (b)(c)	EUR	883,000	802,351
French Government 0.25% 11/25/2026 (b)(c)	EUR	1,615,000	1,721,549
French Government 0.5% 5/25/2026 (b)(c)	EUR	33,000	35,679
French Government 0.5% 5/25/2029 (b)(c)	EUR	1,326,000	1,350,466
French Government 0.5% 5/25/2040 (b)(c)	EUR	3,197,000	2,371,580
French Government 0.5% 5/25/2072 (b)(c)	EUR	690,000	279,057
French Government 0.5% 6/25/2044 (b)(c)	EUR	690,000	457,503
French Government 0.75% 2/25/2028 (b)(c)	EUR	3,330,000	3,514,742
French Government 0.75% 5/25/2028 (b)(c)	EUR	473,000	497,200
French Government 0.75% 5/25/2052 (b)(c)	EUR	2,316,000	1,352,267
French Government 0.75% 5/25/2053 (b)(c)	EUR	2,348,000	1,335,594
French Government 1% 11/25/2025 (b)(c)	EUR	36,000	39,428
French Government 1% 5/25/2027 (b)(c)	EUR	3,126,000	3,363,834
French Government 1.25% 5/25/2034 (b)(c)	EUR	137,000	131,855
French Government 1.25% 5/25/2036 (b)(c)	EUR	2,368,000	2,180,713
French Government 1.25% 5/25/2038 (b)(c)	EUR	390,000	342,691
French Government 1.5% 5/25/2031 (b)(c)	EUR	1,913,000	1,989,717
French Government 1.5% 5/25/2050 (b)(c)	EUR	354,000	264,529
French Government 1.75% 5/25/2066 (b)(c)	EUR	33,000	23,286
French Government 1.75% 6/25/2039 (b)(c)	EUR	655,000	608,336
French Government 2% 11/25/2032 (b)(c)	EUR	2,970,000	3,127,436
French Government 2% 5/25/2048 (b)(c)	EUR	124,000	106,601
French Government 2.5% 5/25/2030 (b)(c)	EUR	840,000	934,021
French Government 2.5% 5/25/2043 (b)(c)	EUR	1,800,000	1,770,569
French Government 2.5% 9/24/2026 (b)(c)	EUR	420,000	469,206
French Government 2.5% 9/24/2027 (b)(c)	EUR	550,000	615,134
French Government 2.75% 2/25/2029 (b)(c)	EUR	1,570,000	1,768,303
French Government 3% 11/25/2034 (b)(c)	EUR	760,000	851,501
French Government 3% 5/25/2033 (b)(c)	EUR	870,000	983,547
French Government 3% 5/25/2054 (b)(c)	EUR	610,000	612,701
French Government 3.5% 11/25/2033 (b)(c)	EUR	2,300,000	2,695,426
French Government 4% 4/25/2060 (b)(c)	EUR	230,000	279,974
French Government 4.75% 4/25/2035 (b)(c)	EUR	100,000	129,566
Societe Des Grands Projets EPIC 0% 11/25/2030 (b)	EUR	200,000	187,920
Societe Des Grands Projets EPIC 1.7% 5/25/2050 (b)	EUR	500,000	376,520
Ville de Paris 1.375% 11/20/2034 (b)	EUR	100,000	93,005
TOTAL FRANCE			47,749,191
GERMANY - 3.8%
Free State of Saxony 0.01% 12/17/2035 (b)	EUR	490,000	408,113
German Federal Republic 0% 2/15/2030 (b)	EUR	61,000	61,378
German Federal Republic 0% 2/15/2032 (b)	EUR	8,000	7,717
German Federal Republic 0% 4/10/2026 (b)	EUR	260,000	280,461
German Federal Republic 0% 4/11/2025 (b)	EUR	5,000	5,485
German Federal Republic 0% 4/16/2027 (b)(d)	EUR	5,560,000	5,896,326
German Federal Republic 0% 8/15/2026 (b)	EUR	57,000	61,152
German Federal Republic 0% 8/15/2030 (b)(d)	EUR	2,741,000	2,732,513
German Federal Republic 0% 8/15/2031 (b)	EUR	1,520,000	1,483,122
German Federal Republic 0.25% 2/15/2029 (b)	EUR	6,000	6,234
German Federal Republic 0.5% 2/15/2028 (b)	EUR	7,000	7,451
German Federal Republic 1.25% 8/15/2048 (b)(d)(e)	EUR	913,000	797,165
German Federal Republic 1.8% 8/15/2053 (b)	EUR	1,740,000	1,676,324
German Federal Republic 2.1% 11/15/2029 (b)	EUR	1,000,000	1,121,347
German Federal Republic 2.1% 4/12/2029 (b)	EUR	530,000	593,834
German Federal Republic 2.2% 2/15/2034 (b)(d)	EUR	3,740,000	4,200,096
German Federal Republic 2.3% 2/15/2033 (b)	EUR	1,000,000	1,136,192
German Federal Republic 2.4% 11/15/2030 (b)	EUR	3,600,000	4,103,115
German Federal Republic 2.5% 7/4/2044 (b)	EUR	1,020,000	1,140,983
German Federal Republic 2.5% 8/15/2054 (b)	EUR	1,060,000	1,189,981
German Federal Republic 2.6% 8/15/2033 (b)	EUR	340,000	394,892
German Federal Republic 2.6% 8/15/2034 (b)	EUR	710,000	823,190
German Federal Republic 3.25% 7/4/2042 (b)(d)	EUR	3,520,000	4,369,159
German Federal Republic 4% 1/4/2037 (b)	EUR	40,000	52,589
German Federal Republic 4.75% 7/4/2040 (b)	EUR	20,000	29,032
State of Bremen 0.15% 10/24/2031	EUR	50,000	47,481
State of Bremen 0.4% 8/20/2049 (b)	EUR	29,000	17,461
TOTAL GERMANY			32,642,793
GREECE - 0.2%
Greek Government 1.875% 1/24/2052 (b)(c)	EUR	320,000	245,708
Greek Government 3.9% 1/30/2033 (b)	EUR	1,280,000	1,520,680
Greek Government 4.2% 1/30/2042 (b)	EUR	110,000	131,142
TOTAL GREECE			1,897,530
HONG KONG - 0.0%
Hong Kong Government 1.59% 3/4/2036	HKD	1,050,000	117,678
HUNGARY - 0.2%
Hungary Government 1% 11/26/2025	HUF	30,380,000	81,064
Hungary Government 1.5% 4/22/2026	HUF	43,280,000	114,060
Hungary Government 1.625% 4/28/2032 (b)	EUR	246,000	233,273
Hungary Government 1.75% 10/10/2027 (b)	EUR	150,000	159,563
Hungary Government 1.75% 6/5/2035 (b)	EUR	80,000	69,906
Hungary Government 2.5% 10/24/2024	HUF	3,780,000	10,513
Hungary Government 2.75% 12/22/2026	HUF	30,520,000	80,526
Hungary Government 3% 4/25/2041	HUF	227,580,000	418,104
Hungary Government 3% 8/21/2030	HUF	64,320,000	155,619
Hungary Government 4.5% 3/23/2028	HUF	112,000,000	302,338
TOTAL HUNGARY			1,624,966
INDONESIA - 0.8%
Indonesia Government 1.45% 9/18/2026	EUR	430,000	462,051
Indonesia Government 5.125% 4/15/2027	IDR	9,200,000,000	593,221
Indonesia Government 5.5% 4/15/2026	IDR	1,000,000	64
Indonesia Government 6.375% 4/15/2042	IDR	900,000,000	56,473
Indonesia Government 6.375% 8/15/2028	IDR	6,111,000,000	406,256
Indonesia Government 6.5% 2/15/2031	IDR	4,193,000,000	279,038
Indonesia Government 6.5% 6/15/2025	IDR	717,000,000	47,495
Indonesia Government 6.625% 2/15/2034	IDR	11,657,000,000	778,308
Indonesia Government 6.875% 8/15/2051	IDR	528,000,000	34,875
Indonesia Government 7% 2/15/2033	IDR	24,508,000,000	1,678,088
Indonesia Government 7% 9/15/2030	IDR	15,924,000,000	1,086,492
Indonesia Government 7.125% 6/15/2042	IDR	2,600,000,000	177,580
Indonesia Government 7.375% 5/15/2048	IDR	8,728,000,000	608,193
Indonesia Government 7.5% 4/15/2040	IDR	9,622,000,000	680,634
Indonesia Government 7.5% 5/15/2038	IDR	1,631,000,000	114,943
Indonesia Government 7.5% 6/15/2035	IDR	1,449,000,000	102,550
Indonesia Government 8.375% 4/15/2039	IDR	1,794,000,000	135,693
TOTAL INDONESIA			7,241,954
IRELAND - 0.4%
Ireland Government Bond 0.2% 10/18/2030 (b)	EUR	86,000	84,778
Ireland Government Bond 0.2% 5/15/2027 (b)	EUR	225,000	238,711
Ireland Government Bond 0.35% 10/18/2032 (b)	EUR	290,000	276,683
Ireland Government Bond 0.4% 5/15/2035 (b)	EUR	355,000	316,885
Ireland Government Bond 0.55% 4/22/2041 (b)	EUR	130,000	102,628
Ireland Government Bond 0.9% 5/15/2028 (b)	EUR	132,000	141,008
Ireland Government Bond 1% 5/15/2026 (b)	EUR	188,000	205,370
Ireland Government Bond 1.1% 5/15/2029 (b)	EUR	689,000	731,471
Ireland Government Bond 1.3% 5/15/2033 (b)	EUR	570,000	582,409
Ireland Government Bond 1.5% 5/15/2050 (b)	EUR	310,000	262,727
Ireland Government Bond 1.7% 5/15/2037 (b)	EUR	380,000	379,624
TOTAL IRELAND			3,322,294
ISRAEL - 0.2%
Israel Government 1% 3/31/2030	ILS	1,812,000	402,151
Israel Government 1.3% 4/30/2032	ILS	840,000	176,728
Israel Government 1.5% 1/16/2029 (b)	EUR	335,000	337,479
Israel Government 1.5% 5/31/2037	ILS	738,000	133,458
Israel Government 2.8% 11/29/2052	ILS	930,000	155,551
Israel Government 3.75% 3/31/2047	ILS	476,000	101,471
Israel Government 4% 3/30/2035	ILS	1,480,000	368,873
TOTAL ISRAEL			1,675,711
ITALY - 5.3%
Italian Republic 0.45% 2/15/2029 (b)	EUR	190,000	192,548
Italian Republic 0.5% 7/15/2028 (b)	EUR	1,040,000	1,073,119
Italian Republic 0.85% 1/15/2027 (b)	EUR	81,000	87,096
Italian Republic 0.9% 4/1/2031 (b)	EUR	82,000	80,279
Italian Republic 0.95% 6/1/2032 (b)	EUR	701,000	668,421
Italian Republic 0.95% 8/1/2030 (b)	EUR	142,000	141,897
Italian Republic 0.95% 9/15/2027 (b)	EUR	1,948,000	2,077,172
Italian Republic 1.1% 4/1/2027 (b)	EUR	2,024,000	2,181,280
Italian Republic 1.35% 4/1/2030 (b)	EUR	1,950,000	2,011,100
Italian Republic 1.45% 3/1/2036 (b)(c)	EUR	1,347,000	1,216,084
Italian Republic 1.45% 5/15/2025 (b)	EUR	80,000	88,299
Italian Republic 1.6% 6/1/2026 (b)	EUR	179,000	196,672
Italian Republic 1.65% 3/1/2032 (b)(c)	EUR	575,000	581,882
Italian Republic 1.7% 9/1/2051 (b)(c)	EUR	536,000	380,504
Italian Republic 1.8% 3/1/2041 (b)(c)	EUR	2,541,000	2,140,359
Italian Republic 2.05% 8/1/2027 (b)	EUR	213,000	234,706
Italian Republic 2.1% 7/15/2026 (b)	EUR	1,186,000	1,313,083
Italian Republic 2.15% 3/1/2072 (b)(c)	EUR	380,000	267,218
Italian Republic 2.15% 9/1/2052 (b)(c)	EUR	962,000	744,956
Italian Republic 2.2% 6/1/2027 (b)	EUR	1,612,000	1,785,329
Italian Republic 2.25% 9/1/2036 (b)(c)	EUR	639,000	625,377
Italian Republic 2.45% 9/1/2033 (b)(c)	EUR	897,000	941,561
Italian Republic 2.45% 9/1/2050 (b)(c)	EUR	77,000	65,059
Italian Republic 2.5% 11/15/2025 (b)	EUR	2,093,000	2,329,651
Italian Republic 2.5% 12/1/2032 (b)	EUR	260,000	276,695
Italian Republic 2.65% 12/1/2027 (b)	EUR	640,000	716,557
Italian Republic 2.7% 3/1/2047 (b)(c)	EUR	116,000	106,210
Italian Republic 2.8% 3/1/2067 (b)(c)	EUR	120,000	102,100
Italian Republic 2.8% 6/15/2029 (b)	EUR	1,740,000	1,945,090
Italian Republic 2.95% 9/1/2038 (b)(c)	EUR	433,000	444,513
Italian Republic 3% 8/1/2029 (b)	EUR	1,708,000	1,926,745
Italian Republic 3.1% 3/1/2040 (b)(c)	EUR	1,208,000	1,239,688
Italian Republic 3.35% 3/1/2035 (b)(c)	EUR	1,808,000	2,004,976
Italian Republic 3.45% 3/1/2048 (b)(c)	EUR	1,000	1,032
Italian Republic 3.45% 7/15/2031 (b)	EUR	500,000	571,230
Italian Republic 3.5% 2/15/2031 (b)(c)	EUR	330,000	378,370
Italian Republic 3.6% 9/29/2025 (b)	EUR	1,000,000	1,122,556
Italian Republic 3.7% 6/15/2030 (b)	EUR	1,220,000	1,415,442
Italian Republic 3.8% 4/15/2026 (b)	EUR	630,000	714,828
Italian Republic 3.85% 12/15/2029 (b)	EUR	1,770,000	2,071,268
Italian Republic 3.85% 7/1/2034 (b)	EUR	1,280,000	1,483,448
Italian Republic 3.85% 9/1/2049 (b)(c)	EUR	679,000	741,541
Italian Republic 4% 11/15/2030 (b)	EUR	2,510,000	2,958,309
Italian Republic 4.1% 2/1/2029 (b)	EUR	130,000	153,070
Italian Republic 4.15% 10/1/2039 (b)(c)	EUR	50,000	58,064
Italian Republic 4.2% 3/1/2034 (b)	EUR	590,000	704,119
Italian Republic 4.4% 5/1/2033 (b)	EUR	760,000	922,979
Italian Republic 4.45% 9/1/2043 (b)(c)	EUR	1,320,000	1,571,879
Italian Republic 4.5% 10/1/2053 (b)(c)	EUR	390,000	464,425
Italian Republic 4.5% 3/1/2026 (b)(c)	EUR	50,000	57,187
Italian Republic 5% 3/1/2025 (b)(c)	EUR	80,000	89,722
Italian Republic 5% 8/1/2034 (b)(c)	EUR	20,000	25,384
Italian Republic 5% 8/1/2039 (b)(c)	EUR	20,000	25,380
Italian Republic 6.5% 11/1/2027 (b)	EUR	50,000	62,342
TOTAL ITALY			45,778,801
JAPAN - 10.0%
Japan Government 0.005% 3/20/2027	JPY	121,200,000	835,620
Japan Government 0.005% 6/20/2027	JPY	230,000,000	1,584,148
Japan Government 0.1% 12/20/2024	JPY	4,300,000	29,922
Japan Government 0.1% 12/20/2026	JPY	70,150,000	485,029
Japan Government 0.1% 12/20/2027	JPY	75,800,000	522,423
Japan Government 0.1% 12/20/2028	JPY	69,800,000	478,346
Japan Government 0.1% 12/20/2029	JPY	617,250,000	4,204,171
Japan Government 0.1% 12/20/2030	JPY	83,550,000	565,542
Japan Government 0.1% 3/20/2025	JPY	50,000	347
Japan Government 0.1% 3/20/2026	JPY	19,900,000	137,998
Japan Government 0.1% 3/20/2027	JPY	295,100,000	2,039,306
Japan Government 0.1% 3/20/2028	JPY	53,650,000	369,322
Japan Government 0.1% 3/20/2029	JPY	23,050,000	157,693
Japan Government 0.1% 3/20/2030	JPY	15,400,000	104,788
Japan Government 0.1% 3/20/2031	JPY	407,600,000	2,754,693
Japan Government 0.1% 6/20/2027	JPY	459,900,000	3,175,798
Japan Government 0.1% 6/20/2028	JPY	30,400,000	208,985
Japan Government 0.1% 6/20/2030	JPY	393,950,000	2,677,133
Japan Government 0.1% 9/20/2026	JPY	63,300,000	438,033
Japan Government 0.1% 9/20/2027	JPY	177,000,000	1,220,940
Japan Government 0.1% 9/20/2027	JPY	13,700,000	94,502
Japan Government 0.1% 9/20/2028	JPY	231,650,000	1,590,403
Japan Government 0.1% 9/20/2030	JPY	362,600,000	2,459,474
Japan Government 0.2% 12/20/2027	JPY	169,000,000	1,168,543
Japan Government 0.2% 12/20/2028	JPY	46,550,000	320,349
Japan Government 0.2% 3/20/2032	JPY	28,000,000	188,783
Japan Government 0.2% 6/20/2028	JPY	54,650,000	377,084
Japan Government 0.2% 6/20/2032	JPY	84,300,000	566,952
Japan Government 0.2% 6/20/2036	JPY	272,850,000	1,716,568
Japan Government 0.2% 9/20/2032	JPY	53,150,000	356,265
Japan Government 0.3% 12/20/2025	JPY	821,250,000	5,715,694
Japan Government 0.3% 12/20/2039	JPY	900,000	5,318
Japan Government 0.3% 6/20/2039	JPY	158,200,000	946,338
Japan Government 0.3% 6/20/2046	JPY	137,800,000	700,606
Japan Government 0.3% 9/20/2039	JPY	56,150,000	333,556
Japan Government 0.4% 3/20/2036	JPY	192,500,000	1,246,023
Japan Government 0.4% 3/20/2040	JPY	51,800,000	309,272
Japan Government 0.4% 3/20/2050	JPY	35,400,000	169,265
Japan Government 0.4% 3/20/2056	JPY	505,000,000	2,129,626
Japan Government 0.4% 6/20/2025	JPY	12,550,000	87,494
Japan Government 0.4% 6/20/2040	JPY	10,450,000	62,107
Japan Government 0.4% 9/20/2040	JPY	73,150,000	432,243
Japan Government 0.4% 9/20/2049	JPY	5,450,000	26,327
Japan Government 0.5% 12/20/2038	JPY	15,550,000	96,802
Japan Government 0.5% 3/20/2033	JPY	20,850,000	142,527
Japan Government 0.5% 3/20/2049	JPY	10,450,000	52,554
Japan Government 0.5% 9/20/2036	JPY	93,750,000	608,936
Japan Government 0.6% 12/20/2033	JPY	301,400,000	2,059,187
Japan Government 0.6% 12/20/2037	JPY	6,700,000	43,109
Japan Government 0.6% 6/20/2037	JPY	204,850,000	1,329,697
Japan Government 0.6% 6/20/2050	JPY	27,350,000	137,588
Japan Government 0.7% 12/20/2048	JPY	10,800,000	57,431
Japan Government 0.7% 3/20/2037	JPY	22,050,000	145,472
Japan Government 0.7% 6/20/2048	JPY	13,100,000	70,393
Japan Government 0.7% 9/20/2038	JPY	1,033,250,000	6,652,843
Japan Government 0.8% 3/20/2034	JPY	190,550,000	1,322,243
Japan Government 0.8% 3/20/2042	JPY	149,000,000	914,941
Japan Government 0.8% 9/20/2033	JPY	83,150,000	580,207
Japan Government 0.8% 9/20/2047	JPY	10,200,000	56,767
Japan Government 0.9% 3/20/2057	JPY	184,150,000	911,378
Japan Government 0.9% 6/20/2042	JPY	345,000,000	2,148,758
Japan Government 0.9% 9/20/2048	JPY	249,150,000	1,397,528
Japan Government 1% 12/20/2035	JPY	647,550,000	4,491,197
Japan Government 1% 3/20/2052	JPY	170,000,000	922,524
Japan Government 1.1% 3/20/2043	JPY	45,600,000	290,828
Japan Government 1.1% 6/20/2034	JPY	27,100,000	192,669
Japan Government 1.1% 6/20/2043	JPY	110,150,000	699,174
Japan Government 1.1% 9/20/2042	JPY	219,650,000	1,408,557
Japan Government 1.2% 3/20/2035	JPY	19,650,000	140,099
Japan Government 1.2% 6/20/2053	JPY	98,900,000	559,200
Japan Government 1.3% 12/20/2043	JPY	398,750,000	2,608,182
Japan Government 1.3% 3/20/2063	JPY	47,600,000	246,682
Japan Government 1.3% 6/20/2052	JPY	232,000,000	1,357,182
Japan Government 1.4% 12/20/2042	JPY	193,650,000	1,301,191
Japan Government 1.4% 12/20/2045	JPY	307,650,000	1,997,579
Japan Government 1.4% 3/20/2053	JPY	110,700,000	659,540
Japan Government 1.4% 3/20/2055	JPY	5,500,000	32,182
Japan Government 1.4% 9/20/2052	JPY	52,050,000	311,474
Japan Government 1.5% 9/20/2043	JPY	51,950,000	352,172
Japan Government 1.6% 12/20/2052	JPY	170,150,000	1,065,851
Japan Government 1.6% 12/20/2053	JPY	171,100,000	1,064,100
Japan Government 1.6% 3/20/2033	JPY	4,300,000	32,094
Japan Government 1.6% 3/20/2044	JPY	163,650,000	1,121,576
Japan Government 1.6% 6/20/2030	JPY	4,600,000	33,934
Japan Government 1.8% 9/20/2053	JPY	32,000,000	209,130
Japan Government 1.9% 3/20/2053	JPY	42,450,000	284,605
Japan Government 1.9% 6/20/2044	JPY	43,400,000	312,106
Japan Government 2% 3/20/2042	JPY	110,000,000	815,091
Japan Government 2.2% 3/20/2064	JPY	159,150,000	1,068,179
Japan Government 2.3% 5/20/2032	JPY	1,000,000	7,814
TOTAL JAPAN			85,306,302
KOREA (SOUTH) - 2.2%
Korean Republic 1.125% 9/10/2039	KRW	321,370,000	189,144
Korean Republic 1.25% 3/10/2026	KRW	2,172,900,000	1,610,568
Korean Republic 1.375% 12/10/2029	KRW	41,420,000	29,057
Korean Republic 1.375% 6/10/2030	KRW	902,510,000	628,181
Korean Republic 1.5% 12/10/2026	KRW	32,000,000	23,589
Korean Republic 1.5% 12/10/2030	KRW	1,681,130,000	1,170,857
Korean Republic 1.5% 9/10/2040	KRW	2,069,710,000	1,271,671
Korean Republic 1.875% 3/10/2051	KRW	2,378,220,000	1,466,087
Korean Republic 2% 3/10/2049	KRW	381,850,000	242,319
Korean Republic 2% 6/10/2031	KRW	1,103,570,000	789,953
Korean Republic 2.125% 3/10/2047	KRW	29,200,000	19,224
Korean Republic 2.125% 6/10/2027	KRW	1,520,000,000	1,131,600
Korean Republic 2.375% 12/10/2027	KRW	50,660,000	37,872
Korean Republic 2.375% 12/10/2028	KRW	514,930,000	382,688
Korean Republic 2.375% 12/10/2031	KRW	600,000,000	438,848
Korean Republic 2.375% 9/10/2038	KRW	415,730,000	292,783
Korean Republic 2.5% 3/10/2052	KRW	1,402,900,000	969,840
Korean Republic 2.625% 3/10/2048	KRW	622,670,000	447,131
Korean Republic 2.625% 6/10/2028	KRW	940,310,000	707,056
Korean Republic 3.25% 3/10/2026	KRW	617,000,000	470,423
Korean Republic 3.25% 3/10/2028	KRW	1,690,020,000	1,297,904
Korean Republic 3.25% 3/10/2053	KRW	1,849,990,000	1,486,813
Korean Republic 3.25% 3/10/2054	KRW	250,000,000	200,194
Korean Republic 3.25% 6/10/2027	KRW	1,157,040,000	886,787
Korean Republic 3.25% 6/10/2033	KRW	800,600,000	622,264
Korean Republic 3.25% 9/10/2042	KRW	1,205,650,000	947,122
Korean Republic 3.375% 6/10/2032	KRW	838,210,000	656,179
Korean Republic 3.625% 9/10/2053	KRW	490,000,000	421,394
Korean Republic 3.875% 9/10/2043	KRW	589,180,000	503,537
TOTAL KOREA (SOUTH)			19,341,085
LATVIA - 0.1%
Republic of Latvia 1.125% 5/30/2028 (b)	EUR	330,000	347,871
Republic of Latvia 1.375% 5/16/2036 (b)	EUR	490,000	446,849
Republic of Latvia 1.375% 9/23/2025 (b)	EUR	100,000	109,628
TOTAL LATVIA			904,348
LITHUANIA - 0.0%
Lithuania Government 0.5% 6/19/2029 (b)	EUR	32,000	31,925
Lithuania Government 2.1% 5/26/2047 (b)	EUR	110,000	93,863
Lithuania Government 2.125% 10/22/2035 (b)	EUR	57,000	56,490
Lithuania Government 3.875% 6/14/2033 (b)	EUR	90,000	105,913
TOTAL LITHUANIA			288,191
LUXEMBOURG - 0.1%
Luxembourg Government 0% 11/13/2026 (b)	EUR	230,000	244,658
Luxembourg Government 0% 4/28/2025 (b)	EUR	35,000	38,322
State of the Grand-Duchy of Luxembourg 0% 9/14/2032 (b)	EUR	210,000	192,540
TOTAL LUXEMBOURG			475,520
MALAYSIA - 0.9%
Malaysia Government 3.519% 4/20/2028	MYR	4,960,000	1,204,967
Malaysia Government 3.582% 7/15/2032	MYR	2,240,000	537,079
Malaysia Government 3.757% 5/22/2040	MYR	2,310,000	545,145
Malaysia Government 3.828% 7/5/2034	MYR	420,000	102,616
Malaysia Government 3.885% 8/15/2029	MYR	1,820,000	448,845
Malaysia Government 3.899% 11/16/2027	MYR	3,032,000	745,864
Malaysia Government 3.9% 11/30/2026	MYR	2,999,000	736,422
Malaysia Government 3.906% 7/15/2026	MYR	171,000	41,910
Malaysia Government 4.065% 6/15/2050	MYR	2,823,000	672,009
Malaysia Government 4.119% 11/30/2034	MYR	831,000	207,354
Malaysia Government 4.128% 8/15/2025	MYR	405,000	99,010
Malaysia Government 4.457% 3/31/2053	MYR	820,000	207,377
Malaysia Government 4.504% 4/30/2029	MYR	560,000	141,478
Malaysia Government 4.642% 11/7/2033	MYR	2,170,000	561,827
Malaysia Government 4.696% 10/15/2042	MYR	2,150,000	565,773
Malaysia Government 4.724% 6/15/2033	MYR	2,083,000	539,322
Malaysia Government 4.736% 3/15/2046	MYR	90,000	23,736
Malaysia Government 4.921% 7/6/2048	MYR	50,000	13,492
Malaysia Government 4.935% 9/30/2043	MYR	150,000	40,424
TOTAL MALAYSIA			7,434,650
MEXICO - 0.7%
United Mexican States 1.125% 1/17/2030	EUR	100,000	96,566
United Mexican States 2.125% 10/25/2051	EUR	100,000	65,744
United Mexican States 2.25% 8/12/2036	EUR	130,000	113,416
United Mexican States 2.875% 4/8/2039	EUR	185,000	164,939
United Mexican States 5.5% 3/4/2027	MXN	45,500,000	2,129,569
United Mexican States 5.75% 3/5/2026	MXN	26,769,000	1,291,275
United Mexican States 7.5% 5/26/2033	MXN	10,860,000	493,365
United Mexican States 7.5% 6/3/2027	MXN	2,000,000	97,699
United Mexican States 7.75% 11/13/2042	MXN	14,660,000	620,429
United Mexican States 7.75% 11/23/2034	MXN	4,000,000	181,955
United Mexican States 8% 11/7/2047	MXN	13,363,000	572,507
United Mexican States 8.5% 5/31/2029	MXN	10,000,000	495,372
TOTAL MEXICO			6,322,836
MULTI-NATIONAL - 2.0%
European Financial Stability Facility 0% 10/13/2027 (b)	EUR	85,000	88,296
European Financial Stability Facility 0.05% 1/18/2052 (b)	EUR	225,000	113,371
European Financial Stability Facility 0.05% 10/17/2029 (b)	EUR	23,000	22,784
European Financial Stability Facility 0.625% 10/16/2026 (b)	EUR	466,000	501,747
European Financial Stability Facility 0.7% 1/20/2050 (b)	EUR	176,000	116,063
European Financial Stability Facility 0.75% 5/3/2027 (b)	EUR	43,000	46,089
European Financial Stability Facility 0.875% 4/10/2035 (b)	EUR	610,000	564,126
European Financial Stability Facility 1.25% 5/24/2033 (b)	EUR	299,000	298,362
European Financial Stability Facility 1.45% 9/5/2040 (b)	EUR	1,125,000	1,008,134
European Financial Stability Facility 3.375% 8/30/2038 (b)	EUR	50,000	58,111
European Stability Mechanism Treasury Bill 0.01% 3/4/2030 (b)	EUR	35,000	34,318
European Stability Mechanism Treasury Bill 0.5% 3/5/2029 (b)	EUR	2,229,000	2,294,196
European Stability Mechanism Treasury Bill 0.75% 3/15/2027 (b)	EUR	184,000	197,622
European Stability Mechanism Treasury Bill 0.75% 9/5/2028 (b)	EUR	48,000	50,394
European Stability Mechanism Treasury Bill 0.875% 7/18/2042 (b)	EUR	266,000	210,257
European Stability Mechanism Treasury Bill 1.125% 5/3/2032 (b)	EUR	47,000	47,469
European Stability Mechanism Treasury Bill 1.2% 5/23/2033 (b)	EUR	37,000	36,965
European Stability Mechanism Treasury Bill 1.625% 11/17/2036 (b)	EUR	218,000	214,099
European Stability Mechanism Treasury Bill 1.85% 12/1/2055 (b)	EUR	186,000	155,889
European Union 0% 10/4/2030 (b)	EUR	169,000	163,251
European Union 0% 11/4/2025 (b)	EUR	1,426,000	1,546,509
European Union 0% 7/4/2035 (b)	EUR	1,407,000	1,174,658
European Union 0.1% 10/4/2040 (b)	EUR	946,000	676,111
European Union 0.25% 4/22/2036 (b)	EUR	380,000	319,109
European Union 0.3% 11/4/2050 (b)	EUR	562,000	321,894
European Union 0.45% 5/2/2046 (b)	EUR	170,000	112,593
European Union 0.45% 7/4/2041 (b)	EUR	162,000	117,850
European Union 0.7% 7/6/2051 (b)	EUR	1,070,000	664,331
European Union 0.8% 7/4/2025 (b)	EUR	1,760,000	1,930,360
European Union 0.875% 3/11/2037 (b)	EUR	100,000	88,736
European Union 1.125% 4/4/2036 (b)	EUR	94,000	88,136
European Union 1.25% 2/4/2043 (b)	EUR	172,000	140,586
European Union 1.25% 4/4/2033 (b)	EUR	1,418,000	1,425,653
European Union 2% 10/4/2027 (b)	EUR	860,000	949,356
European Union 2.5% 10/4/2052 (b)	EUR	380,000	360,734
European Union 3% 3/4/2053 (b)	EUR	840,000	880,593
European Union 3.375% 10/5/2054 (b)	EUR	490,000	546,265
TOTAL MULTI-NATIONAL			17,565,017
NETHERLANDS - 1.2%
Dutch Government 0% 1/15/2027 (b)(c)	EUR	1,052,000	1,117,869
Dutch Government 0% 1/15/2052 (b)(c)	EUR	575,000	316,679
Dutch Government 0% 7/15/2030 (b)(c)	EUR	408,000	400,880
Dutch Government 0.25% 7/15/2025 (b)(c)	EUR	91,000	99,460
Dutch Government 0.25% 7/15/2029 (b)(c)	EUR	1,336,000	1,361,595
Dutch Government 0.5% 1/15/2040 (b)(c)	EUR	1,722,000	1,405,222
Dutch Government 0.5% 7/15/2026 (b)(c)	EUR	714,000	772,751
Dutch Government 0.5% 7/15/2032 (b)(c)	EUR	1,061,000	1,031,087
Dutch Government 0.75% 7/15/2027 (b)(c)	EUR	866,000	930,321
Dutch Government 0.75% 7/15/2028 (b)(c)	EUR	740,000	784,027
Dutch Government 2% 1/15/2054 (b)(c)	EUR	250,000	240,330
Dutch Government 2.5% 1/15/2033 (b)(c)	EUR	80,000	90,214
Dutch Government 2.5% 7/15/2033 (b)(c)	EUR	540,000	607,473
Dutch Government 2.5% 7/15/2034 (b)(c)	EUR	190,000	212,894
Dutch Government 3.75% 1/15/2042 (b)(c)	EUR	530,000	676,787
Dutch Government 4% 1/15/2037 (b)(c)	EUR	30,000	38,382
TOTAL NETHERLANDS			10,085,971
NEW ZEALAND - 0.3%
New Zealand Government 0.5% 5/15/2026	NZD	1,590,000	957,708
New Zealand Government 1.5% 5/15/2031	NZD	2,032,000	1,103,819
New Zealand Government 1.75% 5/15/2041	NZD	582,000	243,406
New Zealand Government 2.75% 4/15/2037 (b)	NZD	410,000	216,329
New Zealand Government 5% 5/15/2054	NZD	170,000	110,142
TOTAL NEW ZEALAND			2,631,404
NORWAY - 0.3%
Kingdom of Norway 1.5% 2/19/2026 (b)(c)	NOK	9,430,000	868,300
Kingdom of Norway 1.75% 2/17/2027 (b)(c)	NOK	16,010,000	1,461,683
Kingdom of Norway 3% 8/15/2033 (b)(c)	NOK	2,060,000	190,920
Kingdom of Norway 3.5% 10/6/2042 (b)(c)	NOK	1,290,000	124,954
TOTAL NORWAY			2,645,857
PERU - 0.1%
Peruvian Republic 5.4% 8/12/2034	PEN	550,000	139,118
Peruvian Republic 6.15% 8/12/2032	PEN	2,364,000	646,340
Peruvian Republic 6.7142% 2/12/2055	PEN	500,000	137,330
Peruvian Republic 9.331% 8/12/2039 (b)(c)(f)	PEN	964,000	283,133
TOTAL PERU			1,205,921
POLAND - 0.6%
Bank Gospodarstwa Krajowego 4% 3/13/2032 (b)	EUR	160,000	183,004
Republic of Poland 0% 2/10/2025 (b)	EUR	41,000	45,084
Republic of Poland 1% 3/7/2029 (b)	EUR	309,000	322,393
Republic of Poland 1.25% 10/25/2030	PLN	396,000	83,383
Republic of Poland 1.75% 4/25/2032	PLN	3,150,000	649,869
Republic of Poland 2% 3/8/2049 (b)	EUR	17,000	14,150
Republic of Poland 2.5% 7/25/2026	PLN	6,990,000	1,748,013
Republic of Poland 2.5% 7/25/2027	PLN	3,047,000	746,325
Republic of Poland 2.75% 10/25/2029	PLN	2,390,000	562,454
Republic of Poland 3.875% 2/14/2033 (b)	EUR	220,000	256,300
Republic of Poland 4% 4/25/2047	PLN	96,000	20,489
Republic of Poland 4.125% 1/11/2044 (b)	EUR	50,000	57,725
Republic of Poland 5.75% 4/25/2029	PLN	1,320,000	353,715
TOTAL POLAND			5,042,904
PORTUGAL - 0.5%
Portugal Obrigacoes do Tesouro OT 0.475% 10/18/2030 (b)(c)	EUR	258,000	258,545
Portugal Obrigacoes do Tesouro OT 0.7% 10/15/2027 (b)(c)	EUR	350,000	374,089
Portugal Obrigacoes do Tesouro OT 0.9% 10/12/2035 (b)(c)	EUR	734,000	671,131
Portugal Obrigacoes do Tesouro OT 1% 4/12/2052 (b)(c)	EUR	220,000	142,454
Portugal Obrigacoes do Tesouro OT 1.65% 7/16/2032 (b)(c)	EUR	3,000	3,146
Portugal Obrigacoes do Tesouro OT 1.95% 6/15/2029 (b)(c)	EUR	458,000	504,508
Portugal Obrigacoes do Tesouro OT 2.25% 4/18/2034 (b)(c)	EUR	260,000	280,147
Portugal Obrigacoes do Tesouro OT 2.875% 10/15/2025 (b)(c)	EUR	22,000	24,598
Portugal Obrigacoes do Tesouro OT 2.875% 10/20/2034 (b)(c)	EUR	390,000	440,632
Portugal Obrigacoes do Tesouro OT 2.875% 7/21/2026 (b)(c)	EUR	33,000	37,207
Portugal Obrigacoes do Tesouro OT 3.625% 6/12/2054 (b)(c)	EUR	150,000	171,347
Portugal Obrigacoes do Tesouro OT 3.875% 2/15/2030 (b)(c)	EUR	760,000	915,281
Portugal Obrigacoes do Tesouro OT 4.125% 4/14/2027 (b)(c)	EUR	524,000	613,155
Republic of Portugal 2.125% 10/17/2028 (b)(c)	EUR	70,000	78,017
TOTAL PORTUGAL			4,514,257
ROMANIA - 0.5%
Romanian Republic 1.375% 12/2/2029 (b)	EUR	567,000	542,289
Romanian Republic 2.125% 3/7/2028 (b)	EUR	470,000	492,051
Romanian Republic 2.5% 10/25/2027	RON	2,330,000	468,970
Romanian Republic 2.875% 4/13/2042 (b)	EUR	60,000	45,083
Romanian Republic 2.875% 5/26/2028 (b)	EUR	32,000	34,283
Romanian Republic 3.375% 1/28/2050 (b)	EUR	54,000	40,767
Romanian Republic 3.375% 2/8/2038 (b)	EUR	330,000	288,362
Romanian Republic 3.5% 11/25/2025	RON	4,230,000	922,131
Romanian Republic 3.75% 2/7/2034 (b)	EUR	110,000	107,753
Romanian Republic 4.125% 3/11/2039 (b)	EUR	145,000	135,280
Romanian Republic 4.75% 10/11/2034	RON	1,110,000	215,564
Romanian Republic 4.85% 7/25/2029	RON	1,570,000	328,506
Romanian Republic 7.2% 10/30/2033	RON	1,360,000	317,145
TOTAL ROMANIA			3,938,184
RUSSIA - 0.0%
Ministry of Finance of the Russian Federation 7.6% (g)(h)(i)	RUB	4,237,000	0
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 2% 7/9/2039 (b)	EUR	163,000	141,016
SINGAPORE - 0.4%
Monetary Authority of Singapore 1.625% 7/1/2031	SGD	520,000	381,043
Monetary Authority of Singapore 1.875% 10/1/2051	SGD	330,000	218,112
Monetary Authority of Singapore 2.125% 6/1/2026	SGD	271,000	209,749
Monetary Authority of Singapore 2.25% 8/1/2036	SGD	768,000	571,855
Monetary Authority of Singapore 2.375% 7/1/2039	SGD	325,000	243,369
Monetary Authority of Singapore 2.625% 5/1/2028	SGD	1,016,000	795,646
Monetary Authority of Singapore 2.625% 8/1/2032	SGD	310,000	241,391
Monetary Authority of Singapore 2.75% 3/1/2046	SGD	20,000	15,763
Monetary Authority of Singapore 2.75% 4/1/2042	SGD	260,000	204,217
Monetary Authority of Singapore 3% 8/1/2072 (b)	SGD	80,000	68,560
Monetary Authority of Singapore Treasury Bills 3% 4/1/2029	SGD	520,000	413,775
TOTAL SINGAPORE			3,363,480
SLOVAKIA - 0.2%
Slovak Republic 0.125% 6/17/2027 (b)	EUR	288,000	300,170
Slovak Republic 0.25% 5/14/2025 (b)	EUR	84,000	91,891
Slovak Republic 0.75% 4/9/2030 (b)	EUR	400,000	401,124
Slovak Republic 1% 10/13/2051 (b)	EUR	160,000	97,954
Slovak Republic 1% 10/9/2030 (b)	EUR	110,000	109,971
Slovak Republic 1.625% 1/21/2031 (b)	EUR	348,000	358,831
Slovak Republic 1.875% 3/9/2037 (b)	EUR	515,000	472,693
Slovak Republic 3.75% 3/6/2034 (b)	EUR	180,000	207,202
TOTAL SLOVAKIA			2,039,836
SLOVENIA - 0.1%
Slovenia Government Bond 0.125% 7/1/2031 (b)	EUR	288,000	271,503
Slovenia Government Bond 1.1875% 3/14/2029 (b)	EUR	110,000	116,762
Slovenia Government Bond 1.25% 3/22/2027 (b)	EUR	84,000	91,297
Slovenia Government Bond 1.75% 11/3/2040 (b)	EUR	89,000	80,144
Slovenia Government Bond 2.125% 7/28/2025 (b)	EUR	64,000	70,840
Slovenia Government Bond 2.25% 3/3/2032 (b)	EUR	230,000	248,146
Slovenia Government Bond 3.625% 3/11/2033 (b)	EUR	110,000	130,282
TOTAL SLOVENIA			1,008,974
SPAIN - 3.7%
Basque Government 1.45% 4/30/2028 (b)	EUR	370,000	397,326
Spanish Kingdom 0% 1/31/2026	EUR	3,427,000	3,693,871
Spanish Kingdom 0% 1/31/2027	EUR	880,000	928,450
Spanish Kingdom 0% 1/31/2028	EUR	680,000	700,851
Spanish Kingdom 0.1% 4/30/2031 (b)(c)	EUR	1,410,000	1,337,934
Spanish Kingdom 0.5% 10/31/2031 (b)(c)	EUR	976,000	940,257
Spanish Kingdom 0.5% 4/30/2030 (b)(c)	EUR	143,000	142,982
Spanish Kingdom 0.6% 10/31/2029 (b)(c)	EUR	574,000	583,238
Spanish Kingdom 0.7% 4/30/2032 (b)(c)	EUR	140,000	135,161
Spanish Kingdom 0.8% 7/30/2027 (b)(c)	EUR	1,203,000	1,284,888
Spanish Kingdom 0.85% 7/30/2037 (b)(c)	EUR	1,098,000	924,756
Spanish Kingdom 1% 10/31/2050 (b)(c)	EUR	1,856,000	1,179,537
Spanish Kingdom 1% 7/30/2042 (b)(c)	EUR	171,000	129,922
Spanish Kingdom 1.2% 10/31/2040 (b)(c)	EUR	2,179,000	1,778,853
Spanish Kingdom 1.25% 10/31/2030 (b)(c)	EUR	1,376,000	1,422,361
Spanish Kingdom 1.3% 10/31/2026 (b)(c)	EUR	150,000	163,656
Spanish Kingdom 1.4% 4/30/2028 (b)(c)	EUR	100,000	107,786
Spanish Kingdom 1.45% 10/31/2027 (b)(c)	EUR	100,000	108,520
Spanish Kingdom 1.45% 10/31/2071 (b)(c)	EUR	100,000	56,959
Spanish Kingdom 1.45% 4/30/2029 (b)(c)	EUR	2,226,000	2,376,978
Spanish Kingdom 1.5% 4/30/2027 (b)(c)	EUR	157,000	171,322
Spanish Kingdom 1.85% 7/30/2035 (b)(c)	EUR	480,000	479,019
Spanish Kingdom 1.9% 10/31/2052 (b)(c)	EUR	960,000	748,242
Spanish Kingdom 1.95% 4/30/2026 (b)(c)	EUR	2,222,000	2,457,837
Spanish Kingdom 1.95% 7/30/2030 (b)(c)	EUR	26,000	28,102
Spanish Kingdom 2.15% 10/31/2025 (b)(c)	EUR	44,000	48,785
Spanish Kingdom 2.35% 7/30/2033 (b)(c)	EUR	292,000	314,086
Spanish Kingdom 2.55% 10/31/2032 (b)(c)	EUR	2,490,000	2,739,301
Spanish Kingdom 2.7% 10/31/2048 (b)(c)	EUR	189,000	181,755
Spanish Kingdom 2.8% 5/31/2026	EUR	530,000	593,872
Spanish Kingdom 3.15% 4/30/2033 (b)(c)	EUR	510,000	583,968
Spanish Kingdom 3.25% 4/30/2034 (b)(c)	EUR	1,110,000	1,273,190
Spanish Kingdom 3.45% 10/31/2034 (b)(c)	EUR	290,000	337,241
Spanish Kingdom 3.45% 7/30/2043 (b)(c)	EUR	1,210,000	1,338,310
Spanish Kingdom 3.5% 5/31/2029	EUR	1,230,000	1,432,827
Spanish Kingdom 3.55% 10/31/2033 (b)(c)	EUR	290,000	341,204
Spanish Kingdom 5.15% 10/31/2028 (b)(c)	EUR	80,000	98,557
TOTAL SPAIN			31,561,904
SWEDEN - 0.1%
Sweden Kingdom 0.125% 5/12/2031 (b)	SEK	3,600,000	317,511
Sweden Kingdom 0.5% 11/24/2045 (b)	SEK	2,680,000	189,239
Sweden Kingdom 1.375% 6/23/2071 (b)	SEK	580,000	40,509
Sweden Kingdom 1.75% 11/11/2033 (b)	SEK	2,500,000	242,646
Sweden Kingdom 3.5% 3/30/2039 (b)	SEK	760,000	87,288
TOTAL SWEDEN			877,193
SWITZERLAND - 0.4%
Swiss Confederation Government Bond 0% 6/22/2029 (b)	CHF	492,000	571,454
Swiss Confederation Government Bond 0% 6/26/2034 (b)	CHF	824,000	936,477
Swiss Confederation Government Bond 0% 7/24/2039 (b)	CHF	273,000	302,192
Swiss Confederation Government Bond 0.5% 5/24/2055 (b)	CHF	180,000	218,700
Swiss Confederation Government Bond 1.25% 6/28/2043 (b)	CHF	150,000	203,144
Swiss Confederation Government Bond 1.5% 4/30/2042 (b)	CHF	200,000	278,670
Swiss Confederation Government Bond 3.5% 4/8/2033 (b)	CHF	895,000	1,332,882
TOTAL SWITZERLAND			3,843,519
THAILAND - 0.7%
Kingdom of Thailand 1.6% 12/17/2029	THB	12,408,000	372,244
Kingdom of Thailand 1.6% 6/17/2035	THB	14,678,000	415,906
Kingdom of Thailand 2% 6/17/2042	THB	7,800,000	215,492
Kingdom of Thailand 2.125% 12/17/2026	THB	69,582,000	2,156,863
Kingdom of Thailand 2.5% 6/17/2071	THB	12,170,000	287,910
Kingdom of Thailand 2.75% 6/17/2052	THB	21,057,000	614,710
Kingdom of Thailand 2.875% 6/17/2046	THB	9,832,000	294,261
Kingdom of Thailand 3.3% 6/17/2038	THB	13,193,000	437,759
Kingdom of Thailand 3.4% 6/17/2036	THB	3,260,000	109,376
Kingdom of Thailand 3.45% 6/17/2043	THB	9,230,000	310,046
Kingdom of Thailand 3.65% 6/20/2031	THB	6,884,000	230,771
Kingdom of Thailand 3.775% 6/25/2032	THB	13,170,000	447,141
Kingdom of Thailand 3.85% 12/12/2025	THB	1,091,000	34,492
Kingdom of Thailand 4.85% 6/17/2061	THB	1,660,000	65,280
TOTAL THAILAND			5,992,251
UNITED KINGDOM - 2.8%
United Kingdom of Great Britain and Northern Ireland 0.25% 7/31/2031 (b)	GBP	2,137,000	2,253,036
United Kingdom of Great Britain and Northern Ireland 0.375% 10/22/2030 (b)	GBP	497,000	544,179
United Kingdom of Great Britain and Northern Ireland 0.5% 1/31/2029 (b)	GBP	1,230,000	1,433,010
United Kingdom of Great Britain and Northern Ireland 0.625% 10/22/2050 (b)	GBP	1,885,000	1,036,205
United Kingdom of Great Britain and Northern Ireland 0.625% 7/31/2035 (b)	GBP	2,162,000	2,032,301
United Kingdom of Great Britain and Northern Ireland 0.875% 1/31/2046 (b)	GBP	665,000	450,515
United Kingdom of Great Britain and Northern Ireland 1.125% 10/22/2073 (b)	GBP	1,910,000	948,398
United Kingdom of Great Britain and Northern Ireland 1.25% 10/22/2041 (b)	GBP	4,399,076	3,688,309
United Kingdom of Great Britain and Northern Ireland 1.25% 7/22/2027 (b)	GBP	42,000	52,446
United Kingdom of Great Britain and Northern Ireland 1.25% 7/31/2051 (b)	GBP	2,070,000	1,365,014
United Kingdom of Great Britain and Northern Ireland 1.5% 7/22/2047 (b)	GBP	195,000	149,202
United Kingdom of Great Britain and Northern Ireland 1.625% 10/22/2054 (b)	GBP	409,000	287,295
United Kingdom of Great Britain and Northern Ireland 1.75% 1/22/2049 (b)	GBP	742,000	587,989
United Kingdom of Great Britain and Northern Ireland 1.75% 7/22/2057 (b)	GBP	1,294,000	920,886
United Kingdom of Great Britain and Northern Ireland 1.75% 9/7/2037 (b)	GBP	7,000	7,122
United Kingdom of Great Britain and Northern Ireland 3.25% 1/22/2044 (b)	GBP	450,000	505,431
United Kingdom of Great Britain and Northern Ireland 3.25% 1/31/2033 (b)	GBP	2,090,000	2,659,714
United Kingdom of Great Britain and Northern Ireland 3.5% 1/22/2045 (b)	GBP	220,000	254,589
United Kingdom of Great Britain and Northern Ireland 3.75% 10/22/2053 (b)	GBP	1,670,000	1,936,418
United Kingdom of Great Britain and Northern Ireland 4% 10/22/2063 (b)	GBP	330,000	398,152
United Kingdom of Great Britain and Northern Ireland 4.25% 12/7/2040 (b)	GBP	19,000	25,066
United Kingdom of Great Britain and Northern Ireland 4.25% 12/7/2055 (b)	GBP	30,000	37,995
United Kingdom of Great Britain and Northern Ireland 4.25% 7/31/2034 (b)	GBP	490,000	667,867
United Kingdom of Great Britain and Northern Ireland 4.25% 9/7/2039 (b)	GBP	13,000	17,278
United Kingdom of Great Britain and Northern Ireland 4.5% 12/7/2042 (b)	GBP	920,000	1,239,322
United Kingdom of Great Britain and Northern Ireland 4.5% 6/7/2028 (b)	GBP	40,000	54,615
United Kingdom of Great Britain and Northern Ireland 4.625% 1/31/2034 (b)	GBP	560,000	785,827
TOTAL UNITED KINGDOM			24,338,181
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $589,033,250)			547,749,907

Non-Convertible Corporate Bonds - 34.5%
		Principal Amount (a)	Value ($)
AUSTRALIA - 1.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NBN Co Ltd 4.125% 3/15/2029 (b)	EUR	100,000	116,669
Telstra Group Ltd 4.9% 3/8/2028	AUD	220,000	153,985
			270,654
Financials - 1.6%
Banks - 0.3%
Australia & New Zealand Banking Group Ltd 1.125% 11/21/2029 (b)(j)	EUR	260,000	288,317
Australia & New Zealand Banking Group Ltd 1.65% 1/16/2025	AUD	160,000	109,640
Australia & New Zealand Banking Group Ltd 5.906% 8/12/2032 (j)	AUD	330,000	233,845
Commonwealth Bank of Australia 0.125% 10/15/2029 (b)	EUR	120,000	118,240
Commonwealth Bank of Australia 4.2% 8/18/2025	AUD	580,000	400,154
Commonwealth Bank of Australia 6.86% 11/9/2032 (b)(j)	AUD	230,000	167,533
National Australia Bank Ltd 2.125% 5/24/2028 (b)	EUR	160,000	174,586
National Australia Bank Ltd 2.347% 8/30/2029 (b)	EUR	130,000	142,973
National Australia Bank Ltd 6.163% 3/9/2033 (b)(j)	AUD	220,000	157,296
Westpac Banking Corp 4.6% 2/16/2026	AUD	300,000	208,098
Westpac Banking Corp 5.754% 4/3/2034 (j)	AUD	300,000	211,607
			2,212,289
Capital Markets - 0.0%
Macquarie Bank Ltd 1.125% 12/15/2025 (b)	GBP	110,000	140,608
Macquarie Group Ltd 0.943% 1/19/2029 (b)	EUR	120,000	122,039
			262,647
Financial Services - 1.3%
Amcor UK Finance PLC 1.125% 6/23/2027	EUR	1,384,000	1,470,330
Australian Capital Territory 5.25% 10/23/2036 (b)	AUD	110,000	77,377
New South Wales Treasury Corp 1.25% 11/20/2030	AUD	670,000	390,241
New South Wales Treasury Corp 1.75% 3/20/2034 (b)	AUD	840,000	449,122
New South Wales Treasury Corp 2% 3/20/2031	AUD	1,106,000	666,439
New South Wales Treasury Corp 3% 4/20/2029 (b)	AUD	860,000	570,535
New South Wales Treasury Corp 3% 5/20/2027 (b)	AUD	620,000	420,107
New South Wales Treasury Corp 4.25% 2/20/2036 (b)	AUD	470,000	305,795
Queensland Treasury Corp 1.75% 7/20/2034 (b)(c)	AUD	450,000	237,907
Queensland Treasury Corp 1.75% 8/21/2031 (b)(c)	AUD	2,631,000	1,538,406
Queensland Treasury Corp 2.25% 11/20/2041 (b)(c)	AUD	70,000	32,227
Queensland Treasury Corp 3.25% 7/21/2026 (b)(c)	AUD	247,000	168,952
Queensland Treasury Corp 3.25% 7/21/2028 (b)(c)	AUD	154,000	104,143
Queensland Treasury Corp 3.5% 8/21/2030 (b)(c)	AUD	58,000	38,663
South Australian Government Financing Authority 1.75% 5/24/2032 (b)	AUD	490,000	279,373
South Australian Government Financing Authority 2% 5/23/2036 (b)	AUD	150,000	76,263
Treasury Corp of Victoria 0.5% 11/20/2025	AUD	110,000	73,123
Treasury Corp of Victoria 1.25% 11/19/2027	AUD	952,000	607,895
Treasury Corp of Victoria 1.5% 11/20/2030	AUD	1,347,000	792,250
Treasury Corp of Victoria 2% 11/20/2037	AUD	260,000	125,195
Treasury Corp of Victoria 2.25% 11/20/2034	AUD	350,000	191,357
Treasury Corp of Victoria 2.25% 11/20/2042	AUD	330,000	146,134
Treasury Corp of Victoria 2.5% 10/22/2029	AUD	424,000	271,748
Treasury Corp of Victoria 4.75% 9/15/2036	AUD	50,000	33,603
Treasury Corp of Victoria 5.25% 9/15/2038	AUD	410,000	284,179
Western Australian Treasury Corp 3% 10/21/2026 (b)	AUD	1,842,000	1,253,435
Western Australian Treasury Corp 4.25% 7/20/2033	AUD	150,000	102,067
			10,706,866
TOTAL FINANCIALS			13,181,802

Industrials - 0.0%
Transportation Infrastructure - 0.0%
Sydney Airport Finance Co Pty Ltd 1.75% 4/26/2028 (b)	EUR	100,000	106,725
Transurban Finance Co Pty Ltd 3.713% 3/12/2032 (b)	EUR	100,000	113,799
			220,524
Materials - 0.0%
Metals & Mining - 0.0%
Glencore Capital Finance DAC 0.75% 3/1/2029 (b)	EUR	100,000	99,914
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 1.625% 3/11/2081 (b)(j)	EUR	100,000	106,020
Gas Utilities - 0.0%
APA Infrastructure Ltd 2% 7/15/2030 (b)	EUR	110,000	113,473
TOTAL UTILITIES			219,493

TOTAL AUSTRALIA			13,992,387
AUSTRIA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG 2.375% 4/9/2032 (b)	EUR	76,000	82,225
Financials - 0.2%
Banks - 0.2%
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG 0.1% 5/12/2031 (b)	EUR	300,000	281,222
Erste Group Bank AG 0.01% 9/11/2029 (b)	EUR	400,000	391,913
Erste Group Bank AG 0.25% 9/14/2029 (b)	EUR	100,000	98,714
Erste Group Bank AG 1% 6/10/2030 (b)(j)	EUR	100,000	108,817
Oesterreichische Kontrollbank AG 0.5% 12/15/2025 (b)	GBP	152,000	193,785
Raiffeisen Bank International AG 1.5% 3/12/2030 (b)(j)	EUR	100,000	110,060
Raiffeisen Bank International AG 4.75% 1/26/2027 (b)(j)	EUR	200,000	227,009
Raiffeisenlandesbank Niederoesterreich-Wien AG 2.375% 8/31/2032 (b)	EUR	100,000	107,821
			1,519,341
Industrials - 0.1%
Construction & Engineering - 0.1%
Autobahnen- und Schnell- strassen-Finanzierungs AG 0.1% 7/16/2035 (b)	EUR	710,000	596,421
TOTAL AUSTRIA			2,197,987
BELGIUM - 0.4%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Communaute Francaise de Belgique 1.625% 5/3/2032 (b)	EUR	100,000	101,551
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev SA/NV 1.5% 4/18/2030 (b)	EUR	49,000	51,159
Anheuser-Busch InBev SA/NV 2% 3/17/2028 (b)	EUR	23,000	25,122
Anheuser-Busch InBev SA/NV 2.25% 5/24/2029 (b)	GBP	53,000	65,092
Anheuser-Busch InBev SA/NV 2.85% 5/25/2037 (b)	GBP	200,000	219,418
Anheuser-Busch InBev SA/NV 3.7% 4/2/2040 (b)	EUR	231,000	255,942
			616,733
Financials - 0.3%
Banks - 0.2%
Belfius Bank SA 0% 8/28/2026 (b)	EUR	100,000	105,760
Belfius Bank SA 5.25% 4/19/2033 (b)(j)	EUR	100,000	116,240
Dexia SA 0.625% 1/17/2026 (b)	EUR	500,000	542,803
Dexia SA 1% 10/18/2027 (b)	EUR	100,000	106,944
Dexia SA 1.25% 7/21/2025 (b)	GBP	200,000	259,957
KBC Group NV 0.125% 1/14/2029 (b)(j)	EUR	200,000	203,095
KBC Group NV 0.5% 12/3/2029 (b)(j)	EUR	100,000	110,617
KBC Group NV 4.375% 4/19/2030 (b)(j)	EUR	100,000	116,770
			1,562,186
Financial Services - 0.1%
Ministeries Van de Vlaamse Gemeenschap 1.875% 6/2/2042	EUR	100,000	89,775
Ministeries Van de Vlaamse Gemeenschap 3.125% 6/22/2034 (b)	EUR	100,000	113,210
Ministeries Van de Vlaamse Gemeenschap 3.25% 4/5/2033 (b)	EUR	300,000	342,554
			545,539
TOTAL FINANCIALS			2,107,725

Utilities - 0.0%
Electric Utilities - 0.0%
Elia Transmission Belgium SA 0.875% 4/28/2030 (b)	EUR	100,000	98,946
FLUVIUS System Operator CV 0.25% 6/14/2028 (b)	EUR	300,000	304,804
			403,750
TOTAL BELGIUM			3,229,759
CANADA - 2.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Bell Canada 4.45% 2/27/2047 (b)	CAD	40,000	26,885
TELUS Corp 3.95% 2/16/2050	CAD	33,000	20,061
			46,946
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 2.9% 12/9/2030	CAD	968,000	666,932
TOTAL COMMUNICATION SERVICES			713,878

Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Enbridge Pipelines Inc 4.13% 8/9/2046	CAD	406,000	260,261
Inter Pipeline Ltd/AB 4.232% 6/1/2027	CAD	1,526,000	1,134,033
Keyera Corp 3.959% 5/29/2030	CAD	761,000	557,810
North West Redwater Partnership / NWR Financing Co Ltd 4.35% 1/10/2039	CAD	591,000	421,266
Pembina Pipeline Corp 4.74% 1/21/2047	CAD	402,000	275,498
TransCanada PipeLines Ltd 3% 9/18/2029 (b)	CAD	30,000	21,513
TransCanada PipeLines Ltd 4.18% 7/3/2048 (b)	CAD	33,000	21,210
TransCanada PipeLines Ltd 4.35% 6/6/2046	CAD	456,000	301,855
			2,993,446
Financials - 1.9%
Banks - 1.1%
Bank of Montreal 3.19% 3/1/2028	CAD	585,000	430,658
Bank of Montreal 6.034% 9/7/2033 (j)	CAD	60,000	47,610
Bank of Nova Scotia/The 0.01% 1/14/2027 (b)	EUR	500,000	525,847
Bank of Nova Scotia/The 0.25% 11/1/2028 (b)	EUR	140,000	139,533
Bank of Nova Scotia/The 3.1% 2/2/2028	CAD	85,000	62,429
Bank of Nova Scotia/The 5.5% 12/29/2025	CAD	840,000	634,380
Bank of Nova Scotia/The 5.679% 8/2/2033 (j)	CAD	80,000	62,751
Canadian Imperial Bank of Commerce 0.01% 4/30/2029 (b)	EUR	3,019,000	2,988,346
Canadian Imperial Bank of Commerce 1.7% 7/15/2026	CAD	498,000	357,568
Canadian Imperial Bank of Commerce 5.33% 1/20/2033 (j)	CAD	150,000	115,597
Federation des Caisses Desjardins du Quebec 5.279% 5/15/2034 (j)	CAD	50,000	38,840
Federation des Caisses Desjardins du Quebec 5.467% 11/17/2028	CAD	80,000	63,202
National Bank of Canada 2.237% 11/4/2026 (b)	CAD	360,000	259,801
Royal Bank of Canada 0.01% 1/27/2031 (b)	EUR	120,000	113,064
Royal Bank of Canada 0.625% 9/10/2025 (b)	EUR	756,000	825,099
Royal Bank of Canada 2.088% 6/30/2030 (j)	CAD	710,000	518,238
Royal Bank of Canada 2.125% 4/26/2029 (b)	EUR	110,000	118,237
Royal Bank of Canada 2.609% 11/1/2024	CAD	102,000	75,330
Royal Bank of Canada 4.612% 7/26/2027	CAD	530,000	403,599
Royal Bank of Canada 5.01% 2/1/2033 (j)	CAD	80,000	61,293
Toronto-Dominion Bank/The 1.707% 7/28/2025 (b)	EUR	360,000	397,224
Toronto-Dominion Bank/The 1.943% 3/13/2025	CAD	252,000	184,825
Toronto-Dominion Bank/The 2.496% 12/2/2024	CAD	60,000	44,257
Toronto-Dominion Bank/The 3.631% 12/13/2029 (b)	EUR	320,000	365,095
Toronto-Dominion Bank/The 4.68% 1/8/2029	CAD	350,000	269,527
Toronto-Dominion Bank/The 5.177% 4/9/2034 (b)(j)	CAD	80,000	61,947
			9,164,297
Capital Markets - 0.3%
Brookfield Corp 3.8% 3/16/2027	CAD	260,000	193,257
CPPIB Capital Inc 0.25% 4/6/2027 (b)	EUR	300,000	316,748
CPPIB Capital Inc 1.25% 12/7/2027 (b)	GBP	544,000	664,781
CPPIB Capital Inc 3% 6/15/2028 (b)	CAD	1,310,000	971,383
CPPIB Capital Inc 4.2% 5/2/2028 (b)	AUD	90,000	62,425
Ontario Teachers' Finance Trust 0.95% 11/24/2051 (b)	EUR	110,000	69,901
PSP Capital Inc 1.5% 3/15/2028 (b)	CAD	340,000	239,517
			2,518,012
Financial Services - 0.4%
Canada Housing Trust No 1 1.6% 12/15/2031 (c)	CAD	320,000	213,794
Canada Housing Trust No 1 1.75% 6/15/2030 (c)	CAD	730,000	505,141
Canada Housing Trust No 1 1.9% 9/15/2026 (c)	CAD	480,000	347,945
Canada Housing Trust No 1 2.1% 9/15/2029 (c)	CAD	70,000	49,846
Canada Housing Trust No 1 3.6% 12/15/2027 (c)	CAD	1,910,000	1,445,200
City of Montreal 2.3% 9/1/2029	CAD	140,000	99,585
City of Montreal 2.4% 12/1/2041	CAD	70,000	39,914
City of Montreal 4.4% 12/1/2043	CAD	50,000	37,139
City of Ottawa Ontario 4.6% 7/14/2042	CAD	70,000	53,850
City of Toronto Canada 2.15% 8/25/2040	CAD	70,000	39,426
City of Toronto Canada 2.8% 11/22/2049	CAD	180,000	101,781
Export Development Canada 0.5% 2/25/2027 (b)	EUR	330,000	352,055
			3,285,676
Insurance - 0.1%
Fairfax Financial Holdings Ltd 4.7% 12/16/2026	CAD	234,000	176,097
Great-West Lifeco Inc 5.998% 11/16/2039	CAD	50,000	42,223
Intact Financial Corp 4.653% 5/16/2034 (j)	CAD	190,000	146,470
Manulife Financial Corp 2.237% 5/12/2030 (j)	CAD	460,000	336,726
Sun Life Financial Inc 2.06% 10/1/2035 (j)	CAD	110,000	73,246
Sun Life Financial Inc 2.58% 5/10/2032 (b)(j)	CAD	50,000	35,984
Sun Life Financial Inc 2.8% 11/21/2033 (j)	CAD	50,000	35,617
			846,363
TOTAL FINANCIALS			15,814,348

Industrials - 0.1%
Electrical Equipment - 0.0%
Brookfield Renewable Partners ULC 5.84% 11/5/2036	CAD	80,000	65,032
Ground Transportation - 0.0%
Canadian National Railway Co 3.6% 8/1/2047	CAD	229,000	144,303
Transportation Infrastructure - 0.1%
407 International Inc 2.84% 3/7/2050	CAD	73,000	39,686
407 International Inc 3.65% 9/8/2044 (b)	CAD	295,000	190,868
Greater Toronto Airports Authority 2.75% 10/17/2039	CAD	516,000	312,359
			542,913
TOTAL INDUSTRIALS			752,248

Multi Sector - 0.0%
Multi Sector - 0.0%
Province of Saskatchewan 3.1% 6/2/2050	CAD	293,000	182,094
Province of Saskatchewan 3.3% 6/2/2048	CAD	150,000	96,897
Province of Saskatchewan 3.9% 6/2/2033	CAD	70,000	53,223
Province of Saskatchewan 4.75% 6/1/2040	CAD	50,000	40,038
			372,252
Real Estate - 0.0%
Office REITs - 0.0%
Allied Properties Real Estate Investment Trust 3.113% 4/8/2027	CAD	110,000	77,629
Retail REITs - 0.0%
Choice Properties Real Estate Investment Trust 4.178% 3/8/2028	CAD	128,000	96,048
Choice Properties Real Estate Investment Trust 5.03% 2/28/2031	CAD	60,000	46,379
SmartCentres Real Estate Investment Trust 2.307% 12/18/2028	CAD	100,000	68,547
			210,974
TOTAL REAL ESTATE			288,603

Utilities - 0.3%
Electric Utilities - 0.2%
AltaLink LP 3.717% 12/3/2046	CAD	338,000	220,254
Brookfield Infrastructure Finance ULC 5.98% 2/14/2033	CAD	90,000	73,097
FortisAlberta Inc 2.632% 6/8/2051	CAD	50,000	25,723
Hydro One Inc 1.69% 1/16/2031	CAD	417,000	276,704
Hydro One Inc 3.02% 4/5/2029	CAD	30,000	21,815
Hydro One Inc 4.46% 1/27/2053	CAD	110,000	80,173
Hydro One Inc 5.36% 5/20/2036	CAD	50,000	40,354
Hydro-Quebec 2.1% 2/15/2060	CAD	70,000	32,833
Hydro-Quebec 4% 2/15/2055	CAD	220,000	159,203
Hydro-Quebec 4% 2/15/2063	CAD	500,000	363,981
Hydro-Quebec 5% 2/15/2050	CAD	170,000	142,721
Nova Scotia Power Inc 5.67% 11/14/2035	CAD	90,000	71,686
Ontario Power Generation Inc 2.893% 4/8/2025	CAD	390,000	286,759
Ontario Power Generation Inc 3.215% 4/8/2030	CAD	100,000	72,142
Ontario Power Generation Inc 4.248% 1/18/2049	CAD	50,000	34,562
Toronto Hydro Corp 2.43% 12/11/2029	CAD	80,000	56,349
			1,958,356
Gas Utilities - 0.0%
Enbridge Gas Inc 3.65% 4/1/2050	CAD	290,000	182,191
FortisBC Energy Inc 2.82% 8/9/2049	CAD	70,000	38,213
			220,404
Multi-Utilities - 0.1%
CU Inc 3.548% 11/22/2047	CAD	280,000	176,380
EPCOR Utilities Inc 3.554% 11/27/2047	CAD	571,000	359,847
			536,227
TOTAL UTILITIES			2,714,987

TOTAL CANADA			23,649,762
CHINA - 7.6%
Financials - 7.6%
Banks - 5.6%
China Development Bank 2.83% 9/10/2026	CNY	59,070,000	8,568,399
China Development Bank 3% 1/17/2032	CNY	10,000,000	1,498,285
China Development Bank 3.02% 3/6/2033	CNY	16,400,000	2,470,818
China Development Bank 3.34% 7/14/2025	CNY	19,020,000	2,743,723
China Development Bank 3.41% 6/7/2031	CNY	2,540,000	389,415
China Development Bank 3.48% 1/8/2029	CNY	62,240,000	9,397,944
China Development Bank 3.5% 11/4/2046	CNY	820,000	139,054
China Development Bank 3.68% 2/26/2026	CNY	27,100,000	3,958,944
China Development Bank 3.7% 10/20/2030	CNY	17,030,000	2,640,245
China Development Bank 3.8% 1/25/2036	CNY	550,000	89,628
China Development Bank 3.9% 8/3/2040	CNY	12,690,000	2,171,210
Export-Import Bank of China/The 3.22% 5/14/2026	CNY	57,740,000	8,417,724
Export-Import Bank of China/The 3.38% 7/16/2031	CNY	32,570,000	4,990,609
			47,475,998
Financial Services - 2.0%
Agricultural Development Bank of China 2.99% 8/11/2026	CNY	31,790,000	4,626,823
Agricultural Development Bank of China 3.3% 11/5/2031	CNY	42,520,000	6,495,985
Agricultural Development Bank of China 3.52% 5/24/2031	CNY	38,250,000	5,913,296
			17,036,104
TOTAL FINANCIALS			64,512,102

Utilities - 0.0%
Electric Utilities - 0.0%
State Grid Overseas Investment BVI Ltd 0.797% 8/5/2026 (b)	EUR	160,000	171,061
TOTAL CHINA			64,683,163
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 2.75% 5/12/2026 (b)	EUR	153,000	163,607
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS 0.875% 12/2/2026 (b)	EUR	210,000	222,641
TOTAL CZECH REPUBLIC			386,248
DENMARK - 0.2%
Financials - 0.2%
Banks - 0.1%
Danske Bank A/S 1.5% 9/2/2030 (b)(j)	EUR	110,000	120,242
Danske Bank A/S 4% 1/12/2027 (b)(j)	EUR	210,000	236,877
Danske Bank A/S 4.5% 11/9/2028 (b)(j)	EUR	110,000	127,487
Danske Bank A/S 4.625% 4/13/2027 (b)(j)	GBP	100,000	133,562
Jyske Bank A/S 0.25% 2/17/2028 (b)(j)	EUR	100,000	104,939
Nykredit Realkredit AS 0.5% 7/10/2025 (b)	EUR	144,000	157,113
Nykredit Realkredit AS 0.75% 1/20/2027	EUR	130,000	138,075
			1,018,295
Financial Services - 0.1%
Kommunekredit 0% 11/17/2029	EUR	240,000	237,098
Kommunekredit 0% 8/27/2030 (b)	EUR	130,000	125,745
Kommunekredit 0.125% 9/26/2040 (b)	EUR	100,000	72,006
			434,849
TOTAL FINANCIALS			1,453,144

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS 2.125% 5/17/2027 (b)	GBP	104,000	129,897
Orsted AS 2.5% 5/16/2033 (b)	GBP	104,000	113,579
Orsted AS 5.125% 9/13/2034 (b)	GBP	290,000	383,769
			627,245
TOTAL DENMARK			2,080,389
FINLAND - 0.2%
Financials - 0.2%
Banks - 0.1%
Nordea Bank Abp 0.5% 3/19/2031 (b)	EUR	120,000	114,181
Nordea Bank Abp 0.625% 8/18/2031 (b)(j)	EUR	100,000	106,297
Nordea Bank Abp 2.5% 5/23/2029 (b)	EUR	144,000	157,164
Nordea Kiinnitysluottopankki Oyj 2.5% 9/14/2032 (b)	EUR	110,000	121,140
OP Mortgage Bank 0.01% 11/19/2030 (b)	EUR	180,000	171,527
OP Mortgage Bank 1% 11/28/2024 (b)	EUR	170,000	188,536
			858,845
Capital Markets - 0.0%
Finnvera Oyj 2.875% 8/30/2029 (b)	EUR	200,000	227,902
Financial Services - 0.1%
Kuntarahoitus Oyj 0.25% 2/25/2032 (b)	EUR	140,000	132,107
Kuntarahoitus Oyj 2.75% 2/2/2034 (b)	EUR	110,000	122,858
Kuntarahoitus Oyj 5.125% 7/22/2027 (b)	GBP	120,000	164,507
OP Corporate Bank plc 0.1% 11/16/2027 (b)	EUR	130,000	133,549
OP Corporate Bank plc 1.375% 9/4/2026 (b)	GBP	160,000	200,410
			753,431
TOTAL FINLAND			1,840,178
FRANCE - 4.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Ile-de-France Mobilites 0.4% 5/28/2031 (b)	EUR	100,000	94,682
Ile-de-France Mobilites 3.7% 6/14/2038 (b)	EUR	100,000	113,997
Orange SA 0.75% 6/29/2034 (b)	EUR	500,000	444,298
Orange SA 8.125% 1/28/2033	EUR	70,000	107,201
			760,178
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Cie Generale des Etablissements Michelin SCA 0.25% 11/2/2032 (b)	EUR	200,000	177,527
Automobiles - 0.0%
RCI Banque SA 1.625% 5/26/2026 (b)	EUR	37,000	40,062
RCI Banque SA 4.875% 10/2/2029 (b)	EUR	150,000	175,694
			215,756
Textiles, Apparel & Luxury Goods - 0.0%
Kering SA 3.625% 3/11/2036 (b)	EUR	100,000	110,647
TOTAL CONSUMER DISCRETIONARY			503,930

Consumer Staples - 0.0%
Beverages - 0.0%
Pernod Ricard SA 3.625% 5/7/2034 (b)	EUR	100,000	113,120
Food Products - 0.0%
Danone SA 3.071% 9/7/2032 (b)	EUR	200,000	221,873
TOTAL CONSUMER STAPLES			334,993

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TotalEnergies Capital International SA 1.25% 12/16/2024 (b)	GBP	100,000	132,659
TotalEnergies Capital International SA 1.491% 4/8/2027 (b)	EUR	100,000	108,336
			240,995
Financials - 2.9%
Banks - 1.7%
Agence Francaise de Developpement EPIC 0.125% 9/29/2031 (b)	EUR	200,000	183,498
Arkea Public Sector SCF SA 0.875% 3/31/2028 (b)	EUR	200,000	210,245
Banque Federative du Credit Mutuel SA 0.625% 11/19/2027 (b)	EUR	100,000	103,325
Banque Federative du Credit Mutuel SA 0.75% 1/17/2030 (b)	EUR	200,000	196,134
Banque Federative du Credit Mutuel SA 0.875% 12/7/2027 (b)	GBP	600,000	716,238
Banque Federative du Credit Mutuel SA 1% 7/16/2026 (b)	GBP	100,000	125,304
Banque Federative du Credit Mutuel SA 1.125% 11/19/2031 (b)	EUR	100,000	92,579
Banque Federative du Credit Mutuel SA 1.25% 5/26/2027 (b)	EUR	100,000	107,070
Banque Federative du Credit Mutuel SA 1.25% 6/3/2030 (b)	EUR	100,000	98,995
Banque Federative du Credit Mutuel SA 2.5% 5/25/2028 (b)	EUR	300,000	324,951
Banque Federative du Credit Mutuel SA 2.625% 11/6/2029 (b)	EUR	100,000	108,094
Banque Federative du Credit Mutuel SA 3.875% 6/16/2032 (b)(j)	EUR	100,000	111,725
Banque Federative du Credit Mutuel SA 4.375% 5/2/2030 (b)	EUR	100,000	116,435
Banque Federative du Credit Mutuel SA 4.75% 11/10/2031 (b)	EUR	100,000	119,716
BNP Paribas SA 0.5% 1/19/2030 (b)(j)	EUR	300,000	296,132
BNP Paribas SA 0.5% 2/19/2028 (b)(j)	EUR	100,000	104,698
BNP Paribas SA 0.625% 12/3/2032 (b)	EUR	100,000	89,779
BNP Paribas SA 0.875% 7/11/2030 (b)(j)	EUR	100,000	99,069
BNP Paribas SA 1.25% 7/13/2031 (b)	GBP	100,000	105,107
BNP Paribas SA 1.625% 7/2/2031 (b)	EUR	100,000	97,883
BNP Paribas SA 1.875% 12/14/2027 (b)	GBP	200,000	243,808
BNP Paribas SA 2% 5/24/2031 (b)(j)	GBP	200,000	252,807
BNP Paribas SA 2% 9/13/2036 (b)	GBP	100,000	95,958
BNP Paribas SA 2.5% 3/31/2032 (b)(j)	EUR	100,000	107,959
BNP Paribas SA 2.538% 7/13/2029 (j)	CAD	250,000	175,750
BNP Paribas SA 3.375% 1/23/2026 (b)	GBP	550,000	720,934
BNP Paribas SA 4.75% 11/13/2032 (b)(j)	EUR	100,000	119,478
BPCE SA 0.25% 1/14/2031 (b)	EUR	200,000	187,273
BPCE SA 0.25% 1/15/2026 (b)	EUR	100,000	107,605
BPCE SA 0.5% 9/15/2027 (b)(j)	EUR	600,000	636,040
BPCE SA 1% 1/14/2032 (b)	EUR	200,000	187,968
BPCE SA 1.375% 12/23/2026 (b)	GBP	100,000	124,281
BPCE SA 1.625% 1/31/2028 (b)	EUR	100,000	106,002
BPCE SA 2.25% 3/2/2032 (b)(j)	EUR	100,000	107,611
BPCE SA 2.5% 11/30/2032 (b)(j)	GBP	100,000	121,111
BPCE SA 5.75% 6/1/2033 (b)(j)	EUR	100,000	118,920
Carrefour Banque SA 4.079% 5/5/2027 (b)	EUR	100,000	113,712
Cie de Financement Foncier SA 0.01% 4/16/2029 (b)	EUR	1,000,000	990,325
Credit Agricole Home Loan SFH SA 0.05% 12/6/2029 (b)	EUR	200,000	195,271
Credit Agricole Home Loan SFH SA 1.5% 9/28/2038 (b)	EUR	300,000	275,209
Credit Agricole SA 0.375% 4/20/2028 (b)	EUR	100,000	101,330
Credit Agricole SA 0.5% 9/21/2029 (b)(j)	EUR	100,000	100,438
Credit Agricole SA 1% 9/18/2025 (b)	EUR	200,000	218,607
Credit Agricole SA 1.125% 7/12/2032 (b)	EUR	300,000	282,300
Credit Agricole SA 1.625% 6/5/2030 (b)(j)	EUR	100,000	109,636
Credit Agricole SA 1.874% 12/9/2031 (b)(j)	GBP	200,000	248,090
Credit Agricole SA 2.625% 3/17/2027 (b)	EUR	107,000	117,842
Credit Agricole SA 3.875% 11/28/2034 (b)	EUR	100,000	116,986
Credit Agricole SA 4% 1/18/2033 (b)	EUR	100,000	117,749
Credit Agricole SA 4.875% 10/23/2029 (b)	GBP	100,000	134,182
Credit Mutuel Arkea SA 0.375% 10/3/2028 (b)	EUR	200,000	201,054
Credit Mutuel Arkea SA 0.875% 10/25/2031 (b)	EUR	100,000	93,445
Credit Mutuel Arkea SA 1.875% 10/25/2029 (b)(j)	EUR	100,000	111,154
HSBC Continental Europe SA 0.1% 9/3/2027 (b)	EUR	200,000	206,862
HSBC Continental Europe SA 1.375% 9/4/2028 (b)	EUR	300,000	316,023
La Banque Postale SA 0.75% 8/2/2032 (b)(j)	EUR	100,000	102,609
La Banque Postale SA 1% 2/9/2028 (b)(j)	EUR	200,000	212,118
La Banque Postale SA 5.625% 9/21/2028 (b)(j)	GBP	100,000	134,870
SFIL SA 0.25% 12/1/2031 (b)	EUR	100,000	92,439
SFIL SA 3.125% 9/17/2029 (b)	EUR	100,000	113,237
Societe Generale SA 0.875% 9/22/2028 (b)(j)	EUR	200,000	207,268
Societe Generale SA 0.875% 9/24/2029 (b)	EUR	100,000	98,584
Societe Generale SA 1% 11/24/2030 (j)	EUR	200,000	215,043
Societe Generale SA 1.125% 6/30/2031 (b)(j)	EUR	100,000	106,082
Societe Generale SA 1.25% 12/7/2027 (b)	GBP	300,000	358,593
Societe Generale SA 1.25% 6/12/2030 (b)	EUR	100,000	98,377
Societe Generale SA 4.25% 11/16/2032 (b)	EUR	100,000	119,104
Societe Generale SFH SA 3.125% 2/24/2026 (b)	EUR	1,000,000	1,121,608
			13,850,629
Capital Markets - 0.2%
Bpifrance SACA 0.05% 9/26/2029 (b)	EUR	300,000	293,330
Bpifrance SACA 0.125% 3/25/2025 (b)	EUR	200,000	219,448
Bpifrance SACA 0.25% 3/29/2030 (b)	EUR	100,000	97,414
Bpifrance SACA 0.625% 5/25/2026 (b)	EUR	200,000	215,862
Bpifrance SACA 0.75% 11/25/2024 (b)	EUR	200,000	221,747
Bpifrance SACA 2.125% 11/29/2027 (b)	EUR	200,000	219,832
Bpifrance SACA 3% 9/10/2026 (b)	EUR	500,000	561,823
			1,829,456
Financial Services - 0.9%
BPCE SFH SA 0.01% 10/16/2028 (b)	EUR	500,000	502,460
BPCE SFH SA 3.375% 6/27/2033 (b)	EUR	400,000	463,952
Caisse d'Amortissement de la Dette Sociale 0% 11/25/2030 (b)	EUR	900,000	851,744
Caisse d'Amortissement de la Dette Sociale 0% 2/25/2028 (b)	EUR	600,000	614,356
Caisse d'Amortissement de la Dette Sociale 0% 5/25/2031 (b)	EUR	300,000	279,672
Caisse d'Amortissement de la Dette Sociale 0.125% 12/15/2025 (b)	GBP	400,000	507,684
Caisse d'Amortissement de la Dette Sociale 1.75% 11/25/2027 (b)	EUR	500,000	544,756
Caisse d'Amortissement de la Dette Sociale 3% 11/25/2031 (b)	EUR	200,000	226,234
Caisse de Refinancement de l'Habitat SA 0.01% 10/8/2029 (b)	EUR	600,000	587,529
Caisse Francaise de Financement Local 0.125% 2/15/2036 (b)	EUR	900,000	732,241
Caisse Francaise de Financement Local 0.125% 6/30/2031 (b)	EUR	1,200,000	1,120,664
UNEDIC ASSEO 0% 11/25/2028 (b)	EUR	200,000	200,606
UNEDIC ASSEO 0.25% 11/25/2029 (b)	EUR	600,000	592,991
UNEDIC ASSEO 0.25% 7/16/2035 (b)	EUR	400,000	335,098
UNEDIC ASSEO 0.875% 5/25/2028 (b)	EUR	400,000	420,282
UNEDIC ASSEO 1.25% 10/21/2027 (b)	EUR	100,000	107,336
UNEDIC ASSEO 1.5% 4/20/2032 (b)	EUR	100,000	101,888
			8,189,493
Insurance - 0.1%
AXA SA 1.875% 7/10/2042 (b)(j)	EUR	253,000	243,495
AXA SA 3.375% 7/6/2047 (b)(j)	EUR	100,000	111,262
CNP Assurances SACA 2.5% 6/30/2051 (b)(j)	EUR	100,000	101,279
Credit Agricole Assurances SA 1.5% 10/6/2031 (b)	EUR	100,000	94,758
Credit Agricole Assurances SA 2% 7/17/2030 (b)	EUR	100,000	101,357
La Mondiale SAM 0.75% 4/20/2026 (b)	EUR	100,000	107,284
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal 0.625% 6/21/2027 (b)	EUR	200,000	207,602
			967,037
TOTAL FINANCIALS			24,836,615

Industrials - 0.6%
Aerospace & Defense - 0.0%
Airbus SE 2.375% 6/9/2040 (b)	EUR	166,000	159,029
Building Products - 0.0%
Cie de Saint-Gobain SA 3.875% 11/29/2030 (b)	EUR	200,000	230,500
Construction & Engineering - 0.0%
Bouygues SA 0.5% 2/11/2030 (b)	EUR	100,000	97,684
Bouygues SA 2.25% 6/29/2029 (b)	EUR	100,000	107,875
Bouygues SA 4.625% 6/7/2032 (b)	EUR	100,000	120,640
			326,199
Electrical Equipment - 0.0%
Legrand SA 0.375% 10/6/2031 (b)	EUR	200,000	187,874
Ground Transportation - 0.4%
Ayvens SA 4% 7/5/2027 (b)	EUR	200,000	228,035
SNCF Reseau 0.875% 1/22/2029 (b)	EUR	300,000	308,985
SNCF Reseau 1.125% 5/19/2027 (b)	EUR	1,100,000	1,179,071
Societe Nationale SNCF SACA 0.625% 4/17/2030 (b)	EUR	300,000	296,575
Societe Nationale SNCF SACA 3.125% 11/2/2027 (b)	EUR	400,000	451,666
			2,464,332
Transportation Infrastructure - 0.2%
Aeroports de Paris SA 2.125% 10/2/2026 (b)	EUR	500,000	550,900
APRR SA 1.875% 1/6/2031 (b)	EUR	200,000	207,827
Autoroutes du Sud de la France SA 2.75% 9/2/2032 (b)	EUR	300,000	323,779
La Poste SA 1.375% 4/21/2032 (b)	EUR	400,000	392,940
			1,475,446
TOTAL INDUSTRIALS			4,843,380

Information Technology - 0.0%
IT Services - 0.0%
Capgemini SE 1.125% 6/23/2030 (b)	EUR	100,000	100,747
Materials - 0.0%
Chemicals - 0.0%
Arkema SA 0.75% 12/3/2029 (b)	EUR	100,000	99,987
Real Estate - 0.2%
Diversified REITs - 0.0%
ICADE 1.625% 2/28/2028 (b)	EUR	100,000	105,146
Office REITs - 0.0%
Gecina SA 1.375% 1/26/2028 (b)	EUR	200,000	211,894
Retail REITs - 0.2%
Klepierre SA 0.875% 2/17/2031 (b)	EUR	100,000	95,964
Unibail-Rodamco-Westfield SE 0.75% 10/25/2028 (b)	EUR	300,000	303,780
Unibail-Rodamco-Westfield SE 1% 2/27/2027 (b)	EUR	600,000	640,227
Unibail-Rodamco-Westfield SE 1.5% 5/29/2029 (b)	EUR	120,000	124,721
			1,164,692
TOTAL REAL ESTATE			1,481,732

Utilities - 0.3%
Electric Utilities - 0.2%
Coentreprise de Transport d'Electricite SA 1.5% 7/29/2028 (b)	EUR	100,000	105,431
Electricite de France SA 1% 11/29/2033 (b)	EUR	100,000	90,267
Electricite de France SA 2% 12/9/2049 (b)	EUR	400,000	289,090
Electricite de France SA 5.5% 1/25/2035 (b)	GBP	200,000	261,731
RTE Reseau de Transport d'Electricite SADIR 0% 9/9/2027 (b)	EUR	100,000	102,677
RTE Reseau de Transport d'Electricite SADIR 0.625% 7/8/2032 (b)	EUR	300,000	277,634
			1,126,830
Multi-Utilities - 0.1%
Engie SA 0.375% 10/26/2029 (b)	EUR	400,000	391,600
Engie SA 5.625% 4/3/2053 (b)	GBP	100,000	129,030
Veolia Environnement SA 0.664% 1/15/2031 (b)	EUR	100,000	95,911
Veolia Environnement SA 1.25% 4/15/2028 (b)	EUR	100,000	105,571
Veolia Environnement SA 1.25% 5/14/2035 (b)	EUR	100,000	90,955
			813,067
Water Utilities - 0.0%
Suez SACA 1.875% 5/24/2027 (b)	EUR	100,000	108,051
Suez SACA 2.375% 5/24/2030 (b)	EUR	100,000	106,007
Suez SACA 4.625% 11/3/2028 (b)	EUR	100,000	117,471
			331,529
TOTAL UTILITIES			2,271,426

TOTAL FRANCE			35,473,983
GERMANY - 4.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Deutsche Telekom AG 3.125% 2/6/2034 (b)	GBP	60,000	70,337
Deutsche Telekom AG 3.25% 3/20/2036 (b)	EUR	130,000	144,353
			214,690
Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (b)	EUR	100,000	115,244
Automobiles - 0.4%
BMW Finance NV 1.5% 2/6/2029 (b)	EUR	86,000	90,705
BMW Finance NV 3.25% 7/22/2030 (b)	EUR	350,000	395,218
Mercedes-Benz Group AG 1.125% 8/8/2034 (b)	EUR	267,000	244,104
Mercedes-Benz Group AG 1.5% 7/3/2029 (b)	EUR	44,000	46,044
Mercedes-Benz Group AG 2.375% 5/22/2030 (b)	EUR	100,000	107,501
Mercedes-Benz International Finance BV 0.375% 11/8/2026 (b)	EUR	23,000	24,319
Mercedes-Benz International Finance BV 1.375% 6/26/2026 (b)	EUR	44,000	47,747
Volkswagen Financial Services NV 1.125% 7/5/2026 (b)	GBP	100,000	124,606
Volkswagen Financial Services NV 2.25% 4/12/2025 (b)	GBP	26,000	34,188
Volkswagen Financial Services Overseas AG 0.375% 2/12/2030 (b)	EUR	70,000	65,741
Volkswagen Financial Services Overseas AG 0.875% 1/31/2028 (b)	EUR	630,000	647,547
Volkswagen Financial Services Overseas AG 1.5% 10/1/2024 (b)	EUR	36,000	40,073
Volkswagen Financial Services Overseas AG 3.375% 4/6/2028 (b)	EUR	32,000	35,795
Volkswagen International Finance NV 1.625% 1/16/2030 (b)	EUR	45,000	45,396
Volkswagen International Finance NV 3.25% 11/18/2030 (b)	EUR	200,000	218,171
Volkswagen International Finance NV 4.125% 11/16/2038 (b)	EUR	200,000	223,477
			2,390,632
TOTAL CONSUMER DISCRETIONARY			2,505,876

Energy - 0.0%
Energy Equipment & Services - 0.0%
Vier Gas Transport GmbH 1.5% 9/25/2028 (b)	EUR	100,000	105,527
Financials - 3.1%
Banks - 0.4%
Berlin Hyp AG 0.25% 5/19/2033 (b)	EUR	1,020,000	926,563
Commerzbank AG 0.01% 3/11/2030	EUR	183,000	177,937
Commerzbank AG 0.5% 12/4/2026 (b)	EUR	58,000	61,628
Commerzbank AG 1.25% 1/9/2034	EUR	58,000	56,860
Commerzbank AG 1.5% 8/28/2028 (b)	EUR	100,000	106,806
Commerzbank AG 1.875% 2/28/2028 (b)	EUR	100,000	107,764
Hamburg Commercial Bank AG 0.01% 1/19/2027 (b)	EUR	100,000	104,645
Investitionsbank Berlin 0.01% 7/15/2027	EUR	300,000	313,681
Landesbank Baden-Wuerttemberg 0.375% 5/7/2029 (b)	EUR	100,000	98,260
Landesbank Baden-Wuerttemberg 3% 4/26/2027 (b)	EUR	200,000	225,985
Muenchener Hypothekenbank eG 1.875% 8/25/2032 (b)	EUR	60,000	63,377
NRW Bank 0.5% 6/17/2041 (b)	EUR	50,000	37,442
NRW Bank 0.875% 4/12/2034	EUR	387,000	368,248
State of Rhineland-Palatinate 0.01% 1/21/2031 (b)	EUR	260,000	249,511
State of Rhineland-Palatinate 0.75% 2/23/2032	EUR	130,000	128,380
State of Schleswig-Holstein Germany 0.05% 7/8/2031 (b)	EUR	300,000	285,032
UniCredit Bank GmbH 0.25% 1/15/2032 (b)	EUR	39,000	36,680
UniCredit Bank GmbH 0.375% 1/17/2033 (b)	EUR	200,000	185,024
UniCredit Bank GmbH 0.85% 5/22/2034 (b)	EUR	102,000	95,380
Volkswagen Bank GmbH 2.5% 7/31/2026 (b)	EUR	100,000	109,638
			3,738,841
Capital Markets - 0.2%
Deutsche Bank AG 0.75% 2/17/2027 (b)(j)	EUR	100,000	107,917
Deutsche Bank AG 1.375% 9/3/2026 (b)(j)	EUR	200,000	218,506
Deutsche Bank AG 1.625% 1/20/2027 (b)	EUR	300,000	322,996
Deutsche Bank AG 1.875% 2/23/2028 (b)(j)	EUR	200,000	215,613
Deutsche Bank AG 3.25% 5/24/2028 (b)(j)	EUR	100,000	111,389
Deutsche Bank AG 4% 6/24/2026 (b)(j)	GBP	200,000	264,687
Deutsche Bank AG 4% 6/24/2032 (b)(j)	EUR	100,000	111,173
Deutsche Boerse AG 0.125% 2/22/2031 (b)	EUR	100,000	94,044
Deutsche Boerse AG 1.5% 4/4/2032 (b)	EUR	100,000	100,621
			1,546,946
Financial Services - 2.4%
Aareal Bank AG 0.01% 2/1/2028 (b)	EUR	100,000	101,896
Aareal Bank AG 0.05% 9/2/2026 (b)	EUR	100,000	104,241
DZ HYP AG 0.5% 6/16/2026 (b)	EUR	1,200,000	1,291,368
Free and Hanseatic City of Hamburg 0.25% 2/18/2041 (b)	EUR	190,000	138,639
Gemeinsame Deutsche Bundeslaender 0.01% 2/4/2031 (b)	EUR	50,000	47,920
Kreditanstalt fuer Wiederaufbau 0% 9/15/2028 (b)	EUR	442,000	450,168
Kreditanstalt fuer Wiederaufbau 0% 9/17/2030 (b)	EUR	261,000	252,529
Kreditanstalt fuer Wiederaufbau 0% 9/30/2026 (b)	EUR	273,000	290,545
Kreditanstalt fuer Wiederaufbau 0.01% 5/5/2027 (b)	EUR	38,000	39,941
Kreditanstalt fuer Wiederaufbau 0.05% 9/29/2034 (b)	EUR	1,284,000	1,110,075
Kreditanstalt fuer Wiederaufbau 0.125% 12/30/2026 (b)	GBP	1,064,000	1,304,395
Kreditanstalt fuer Wiederaufbau 0.625% 1/7/2028	EUR	1,834,000	1,936,890
Kreditanstalt fuer Wiederaufbau 0.625% 2/22/2027	EUR	283,000	303,102
Kreditanstalt fuer Wiederaufbau 0.75% 12/7/2027 (b)	GBP	320,000	386,587
Kreditanstalt fuer Wiederaufbau 0.75% 6/28/2028	EUR	72,000	75,846
Kreditanstalt fuer Wiederaufbau 0.875% 7/4/2039 (b)	EUR	110,000	94,381
Kreditanstalt fuer Wiederaufbau 0.875% 9/15/2026 (b)	GBP	43,000	54,016
Kreditanstalt fuer Wiederaufbau 1.375% 12/9/2024 (b)	GBP	151,000	200,530
Kreditanstalt fuer Wiederaufbau 1.375% 2/2/2028 (b)	SEK	310,000	29,753
Kreditanstalt fuer Wiederaufbau 2.15% 8/25/2025	AUD	1,210,000	821,300
Kreditanstalt fuer Wiederaufbau 2.625% 1/10/2034 (b)	EUR	420,000	470,108
Kreditanstalt fuer Wiederaufbau 2.875% 12/28/2029 (b)	EUR	740,000	845,230
Kreditanstalt fuer Wiederaufbau 3.2% 9/11/2026	AUD	118,000	80,440
Land Berlin 0.125% 11/24/2045 (b)	EUR	270,000	167,231
Land Berlin 2.75% 2/14/2033	EUR	340,000	386,071
Landwirtschaftliche Rentenbank 0.05% 1/31/2031 (b)	EUR	480,000	460,978
Landwirtschaftliche Rentenbank 0.05% 12/18/2029 (b)	EUR	42,000	41,589
Landwirtschaftliche Rentenbank 0.875% 12/15/2026 (b)	GBP	19,000	23,698
Landwirtschaftliche Rentenbank 1.375% 9/8/2025 (b)	GBP	1,512,000	1,962,067
Landwirtschaftliche Rentenbank 2.6% 3/23/2027 (b)	AUD	60,000	40,227
Landwirtschaftliche Rentenbank 4% 1/19/2028	AUD	350,000	242,461
State of Brandenburg 0.05% 7/1/2031 (b)	EUR	110,000	104,877
State of Hesse 0.01% 6/18/2031 (b)	EUR	540,000	512,333
State of Hesse 0.125% 10/10/2031	EUR	80,000	75,921
State of Lower Saxony 0.01% 1/10/2031 (b)	EUR	130,000	124,890
State of Lower Saxony 0.01% 11/25/2027 (b)	EUR	430,000	446,164
State of Lower Saxony 0.125% 1/9/2032 (b)	EUR	200,000	188,622
State of Lower Saxony 0.75% 3/21/2031	EUR	170,000	170,654
State of Lower Saxony 1.125% 9/12/2033 (b)	EUR	70,000	69,325
State of North Rhine-Westphalia Germany 0% 10/12/2035 (b)	EUR	80,000	66,559
State of North Rhine-Westphalia Germany 0.2% 1/27/2051 (b)	EUR	50,000	27,089
State of North Rhine-Westphalia Germany 0.2% 3/31/2027 (b)	EUR	1,513,000	1,600,687
State of North Rhine-Westphalia Germany 0.2% 4/9/2030 (b)	EUR	725,000	717,854
State of North Rhine-Westphalia Germany 0.5% 11/25/2039 (b)	EUR	72,000	56,843
State of North Rhine-Westphalia Germany 0.625% 7/21/2031 (b)	EUR	24,000	23,704
State of North Rhine-Westphalia Germany 0.8% 7/30/2049 (b)	EUR	104,000	70,878
State of North Rhine-Westphalia Germany 1.25% 5/12/2036 (b)	EUR	226,000	215,623
State of North Rhine-Westphalia Germany 1.375% 1/15/2120 (b)	EUR	70,000	41,336
State of North Rhine-Westphalia Germany 1.55% 6/16/2048 (b)	EUR	178,000	149,571
State of North Rhine-Westphalia Germany 1.65% 2/22/2038 (b)	EUR	607,000	588,776
State of North Rhine-Westphalia Germany 1.95% 9/26/2078 (b)	EUR	270,000	216,421
State of North Rhine-Westphalia Germany 2% 6/15/2032 (b)	EUR	530,000	570,163
State of North Rhine-Westphalia Germany 2.15% 3/21/2119 (b)	EUR	70,000	57,900
State of Saxony-Anhalt 3.15% 2/6/2054	EUR	50,000	57,338
Volkswagen Leasing GmbH 0.625% 7/19/2029 (b)	EUR	50,000	48,469
Volkswagen Leasing GmbH 4% 4/11/2031 (b)	EUR	140,000	157,039
			20,113,258
Insurance - 0.1%
Allianz Finance II BV 1.5% 1/15/2030 (b)	EUR	200,000	209,454
Allianz SE 1.301% 9/25/2049 (b)(j)	EUR	100,000	99,661
Allianz SE 4.252% 7/5/2052 (b)(j)	EUR	100,000	114,095
Hannover Rueck SE 1.75% 10/8/2040 (b)(j)	EUR	100,000	100,658
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 1.25% 5/26/2041 (b)(j)	EUR	100,000	96,347
			620,215
TOTAL FINANCIALS			26,019,260

Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer AG 1.375% 7/6/2032 (b)	EUR	300,000	283,352
Merck KGaA 1.625% 6/25/2079 (b)(j)	EUR	100,000	110,837
			394,189
Industrials - 0.2%
Air Freight & Logistics - 0.0%
Deutsche Post AG 3.375% 7/3/2033 (b)	EUR	100,000	114,923
Electrical Equipment - 0.0%
Eurogrid GmbH 3.598% 2/1/2029 (b)	EUR	200,000	226,343
Ground Transportation - 0.1%
Deutsche Bahn Finance GMBH 0.375% 12/3/2026 (b)	GBP	214,000	264,081
Deutsche Bahn Finance GMBH 0.625% 12/8/2050 (b)	EUR	144,000	84,013
Deutsche Bahn Finance GMBH 0.625% 4/15/2036 (b)	EUR	170,000	143,699
Deutsche Bahn Finance GMBH 0.875% 6/23/2039 (b)	EUR	198,000	158,199
Deutsche Bahn Finance GMBH 1.375% 7/7/2025 (b)	GBP	28,000	36,486
Deutsche Bahn Finance GMBH 1.875% 2/13/2026 (b)	GBP	171,000	221,006
			907,484
Industrial Conglomerates - 0.1%
Siemens Financieringsmaatschappij NV 0.125% 9/5/2029 (b)	EUR	24,000	24,223
Siemens Financieringsmaatschappij NV 1.75% 2/28/2039 (b)	EUR	23,000	21,004
Siemens Financieringsmaatschappij NV 3% 9/8/2033 (b)	EUR	100,000	111,185
Siemens Financieringsmaatschappij NV 3.125% 5/22/2032 (b)	EUR	200,000	226,194
Siemens Financieringsmaatschappij NV 3.625% 2/24/2043 (b)	EUR	100,000	111,660
			494,266
Machinery - 0.0%
Traton Finance Luxembourg SA 4.5% 11/23/2026 (b)	EUR	200,000	228,409
TOTAL INDUSTRIALS			1,971,425

Materials - 0.0%
Chemicals - 0.0%
BASF SE 4.25% 3/8/2032 (b)	EUR	100,000	118,827
Construction Materials - 0.0%
Heidelberg Materials Finance Luxembourg SA 4.875% 11/21/2033 (b)	EUR	100,000	121,392
TOTAL MATERIALS			240,219

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Aroundtown SA 0.375% 4/15/2027 (b)	EUR	200,000	203,604
Aroundtown SA 1.45% 7/9/2028 (b)	EUR	100,000	100,988
Grand City Properties SA 1.375% 8/3/2026 (b)	EUR	400,000	428,363
LEG Immobilien SE 0.375% 1/17/2026 (b)	EUR	100,000	107,371
LEG Immobilien SE 0.875% 1/17/2029 (b)	EUR	100,000	100,478
LEG Immobilien SE 0.875% 11/28/2027 (b)	EUR	100,000	104,885
Vonovia SE 0.625% 10/7/2027 (b)	EUR	200,000	207,704
Vonovia SE 0.75% 9/1/2032 (b)	EUR	100,000	89,409
Vonovia SE 1% 6/16/2033 (b)	EUR	400,000	354,622
			1,697,424
Utilities - 0.3%
Electric Utilities - 0.1%
Amprion GmbH 3.45% 9/22/2027 (b)	EUR	100,000	113,158
Amprion GmbH 3.971% 9/22/2032 (b)	EUR	100,000	116,268
E.ON International Finance BV 1.5% 7/31/2029 (b)	EUR	115,000	120,667
E.ON International Finance BV 5.75% 2/14/2033 (b)	EUR	130,000	169,699
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (b)(j)	EUR	100,000	99,930
EnBW International Finance BV 0.5% 3/1/2033 (b)	EUR	161,000	143,420
EnBW International Finance BV 3.625% 11/22/2026 (b)	EUR	260,000	294,600
			1,057,742
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG 2.5% 8/24/2025 (b)	EUR	430,000	475,931
RWE AG 2.75% 5/24/2030 (b)	EUR	120,000	130,932
			606,863
Multi-Utilities - 0.1%
E.ON SE 0.25% 10/24/2026 (b)	EUR	69,000	73,305
E.ON SE 0.35% 2/28/2030 (b)	EUR	190,000	185,905
E.ON SE 0.75% 2/20/2028 (b)	EUR	99,000	104,273
E.ON SE 0.875% 10/18/2034 (b)	EUR	117,000	104,970
E.ON SE 0.875% 8/20/2031 (b)	EUR	100,000	96,374
E.ON SE 3.5% 1/12/2028 (b)	EUR	140,000	159,766
E.ON SE 4.125% 3/25/2044 (b)	EUR	50,000	57,161
			781,754
TOTAL UTILITIES			2,446,359

TOTAL GERMANY			35,594,969
HONG KONG - 0.0%
Financials - 0.0%
Banks - 0.0%
Hongkong & Shanghai Banking Corp Ltd-The-/Sydney 5.1% 3/3/2028 (b)	AUD	250,000	176,379
IRELAND - 0.1%
Financials - 0.1%
Banks - 0.1%
AIB Group PLC 4.625% 7/23/2029 (b)(j)	EUR	100,000	116,898
Bank of Ireland Group PLC 0.375% 5/10/2027 (b)(j)	EUR	140,000	149,672
Bank of Ireland Group PLC 1% 11/25/2025 (b)(j)	EUR	340,000	377,082
Bank of Ireland Group PLC 1.375% 8/11/2031 (b)(j)	EUR	100,000	107,382
			751,034
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 1.5% 9/15/2027 (b)	EUR	100,000	106,846
Utilities - 0.0%
Electric Utilities - 0.0%
ESB Finance DAC 1.125% 6/11/2030 (b)	EUR	135,000	135,989
ESB Finance DAC 4% 10/3/2028 (b)	EUR	100,000	115,655
			251,644
TOTAL IRELAND			1,109,524
ITALY - 0.8%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Eni SpA 3.625% 5/19/2027 (b)	EUR	100,000	113,506
Eni SpA 4.25% 5/19/2033 (b)	EUR	120,000	141,165
			254,671
Financials - 0.4%
Banks - 0.4%
AMCO - Asset Management Co SpA 1.375% 1/27/2025 (b)	EUR	110,000	121,622
Cassa Depositi e Prestiti SpA 1% 2/11/2030 (b)	EUR	100,000	99,722
Credit Agricole Italia SpA 0.375% 1/20/2032 (b)	EUR	200,000	186,888
Iccrea Banca SpA 4% 11/8/2027 (b)	EUR	140,000	161,199
Intesa Sanpaolo SpA 0.75% 3/16/2028 (b)	EUR	360,000	372,627
Intesa Sanpaolo SpA 2.5% 1/15/2030 (b)	GBP	100,000	117,801
Intesa Sanpaolo SpA 4.875% 5/19/2030 (b)	EUR	100,000	120,731
Intesa Sanpaolo SpA 5.125% 8/29/2031 (b)	EUR	100,000	123,045
Mediobanca Banca di Credito Finanziario SpA 2.375% 6/30/2027 (b)	EUR	160,000	176,296
Mediobanca Banca di Credito Finanziario SpA 4.75% 3/14/2028 (b)(j)	EUR	100,000	115,960
UniCredit SpA 0.85% 1/19/2031 (b)	EUR	140,000	134,673
UniCredit SpA 2.2% 7/22/2027 (b)(j)	EUR	490,000	538,502
UniCredit SpA 4.45% 2/16/2029 (b)(j)	EUR	170,000	196,599
			2,465,665
Insurance - 0.0%
Generali 1.713% 6/30/2032 (b)	EUR	100,000	96,000
Generali 2.124% 10/1/2030 (b)	EUR	130,000	133,758
Generali 5.5% 10/27/2047 (b)(j)	EUR	100,000	117,471
			347,229
TOTAL FINANCIALS			2,812,894

Industrials - 0.1%
Ground Transportation - 0.1%
Ferrovie dello Stato Italiane SpA 1.125% 7/9/2026 (b)	EUR	230,000	249,025
Ferrovie dello Stato Italiane SpA 1.5% 6/27/2025 (b)	EUR	144,000	158,323
			407,348
Transportation Infrastructure - 0.0%
Autostrade per l'Italia SpA 1.875% 9/26/2029 (b)	EUR	320,000	333,314
TOTAL INDUSTRIALS			740,662

Utilities - 0.3%
Electric Utilities - 0.2%
Enel Finance International NV 0.375% 6/17/2027 (b)	EUR	220,000	230,883
Enel Finance International NV 0.75% 6/17/2030 (b)	EUR	110,000	107,449
Enel Finance International NV 2.875% 4/11/2029 (b)	GBP	636,000	785,104
Enel Finance International NV 4% 2/20/2031 (b)	EUR	300,000	348,684
Terna - Rete Elettrica Nazionale 0.375% 6/23/2029 (b)	EUR	120,000	118,949
Terna - Rete Elettrica Nazionale 1.375% 7/26/2027 (b)	EUR	150,000	161,144
			1,752,213
Gas Utilities - 0.0%
Italgas SpA 1% 12/11/2031 (b)	EUR	110,000	105,636
Snam SpA 0.75% 6/20/2029 (b)	EUR	290,000	291,309
			396,945
Multi-Utilities - 0.1%
A2A SpA 0.625% 7/15/2031 (b)	EUR	140,000	129,990
ACEA SpA 1.5% 6/8/2027 (b)	EUR	217,000	233,853
Hera SpA 0.875% 7/5/2027 (b)	EUR	190,000	200,863
			564,706
TOTAL UTILITIES			2,713,864

TOTAL ITALY			6,522,091
JAPAN - 0.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
NTT Finance Corp 0.18% 12/19/2025	JPY	200,000,000	1,386,133
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Toyota Finance Corp 0.37% 10/13/2026	JPY	100,000,000	692,645
Consumer Staples - 0.0%
Tobacco - 0.0%
JT International Financial Services BV 2.375% 4/7/2081 (b)(j)	EUR	120,000	130,360
Financials - 0.1%
Banks - 0.1%
Development Bank of Japan Inc 3.125% 4/13/2028 (b)	EUR	140,000	159,081
Mizuho Financial Group Inc 0.797% 4/15/2030 (b)	EUR	300,000	294,610
Mizuho Financial Group Inc 1.412% 7/13/2033	JPY	12,000,000	82,594
Sumitomo Mitsui Financial Group Inc 0.632% 10/23/2029 (b)	EUR	110,000	108,110
			644,395
Consumer Finance - 0.0%
Toyota Motor Finance Netherlands BV 3.5% 1/13/2028 (b)	EUR	300,000	339,625
TOTAL FINANCIALS			984,020

Health Care - 0.0%
Pharmaceuticals - 0.0%
Takeda Pharmaceutical Co Ltd 2% 7/9/2040	EUR	157,000	139,200
Industrials - 0.0%
Ground Transportation - 0.0%
East Japan Railway Co 1.104% 9/15/2039 (b)	EUR	160,000	129,392
TOTAL JAPAN			3,461,750
KOREA (SOUTH) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Korea Housing Finance Corp 0.01% 7/7/2025 (b)	EUR	160,000	174,255
LUXEMBOURG - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
JAB Holdings BV 1% 7/14/2031 (b)	EUR	100,000	96,483
JAB Holdings BV 2.5% 6/25/2029 (b)	EUR	100,000	109,381
			205,864
Financial Services - 0.0%
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund 0.5% 1/27/2028 (b)	EUR	100,000	101,524
TOTAL FINANCIALS			307,388

Real Estate - 0.1%
Industrial REITs - 0.0%
Prologis International Funding II SA 1.75% 3/15/2028 (b)	EUR	304,000	324,814
Real Estate Management & Development - 0.1%
Blackstone Property Partners Europe Holdings Sarl 1.25% 4/26/2027 (b)	EUR	153,000	161,311
Logicor Financing Sarl 1.625% 7/15/2027 (b)	EUR	170,000	180,665
SELP Finance Sarl 1.5% 11/20/2025 (b)	EUR	100,000	109,135
			451,111
TOTAL REAL ESTATE			775,925

TOTAL LUXEMBOURG			1,083,313
MEXICO - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV 0.75% 6/26/2027	EUR	100,000	105,596
America Movil SAB de CV 2.125% 3/10/2028	EUR	200,000	217,532
			323,128
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos Mexicanos 4.75% 2/26/2029 (b)	EUR	100,000	103,175
TOTAL MEXICO			426,303
MULTI-NATIONAL - 1.9%
Financials - 1.9%
Banks - 1.4%
African Development Bank 0.125% 10/7/2026	EUR	41,000	43,705
African Development Bank 0.875% 5/24/2028	EUR	87,000	92,079
African Development Bank 1.1% 12/16/2026	AUD	260,000	168,768
African Development Bank 1.125% 6/18/2025	GBP	80,000	104,307
Asian Development Bank 1.125% 12/15/2025	GBP	32,000	41,132
Asian Development Bank 1.375% 3/7/2025	GBP	25,000	32,930
Asian Development Bank 1.625% 1/28/2025	CAD	290,000	212,832
Asian Development Bank 3.3% 8/8/2028 (b)	AUD	55,000	37,131
Asian Development Bank 3.875% 7/22/2027	GBP	310,000	412,477
Asian Development Bank 4.65% 2/16/2027	CAD	700,000	537,336
Corp Andina de Fomento 1.625% 6/3/2025 (b)	EUR	198,000	218,117
Council Of Europe Development Bank 0% 4/9/2027 (b)	EUR	33,000	34,737
Council Of Europe Development Bank 1% 4/13/2029 (b)	EUR	210,000	220,928
European Investment Bank 0% 6/17/2027	EUR	215,000	225,538
European Investment Bank 0% 9/9/2030 (b)	EUR	109,000	105,379
European Investment Bank 0.01% 5/15/2041 (b)	EUR	330,000	226,171
European Investment Bank 0.05% 10/13/2034 (b)	EUR	1,627,000	1,400,364
European Investment Bank 0.05% 11/15/2029 (b)	EUR	2,750,000	2,723,669
European Investment Bank 0.125% 6/20/2029 (b)	EUR	578,000	581,051
European Investment Bank 0.375% 4/14/2026 (b)	EUR	413,000	446,646
European Investment Bank 0.375% 7/16/2025	EUR	577,000	631,233
European Investment Bank 0.75% 7/15/2027	AUD	340,000	215,667
European Investment Bank 1% 4/14/2032 (b)	EUR	736,000	737,730
European Investment Bank 1% 9/21/2026 (b)	GBP	226,000	284,445
European Investment Bank 1.125% 4/13/2033 (b)	EUR	265,000	263,098
European Investment Bank 1.75% 11/12/2026 (b)	SEK	240,000	23,461
European Investment Bank 3.625% 1/12/2032 (b)	GBP	550,000	717,564
Inter-American Development Bank 1.25% 12/15/2025	GBP	308,000	396,532
Inter-American Development Bank 1.7% 10/10/2024	CAD	100,000	73,915
Inter-American Development Bank 3.15% 6/26/2029	AUD	120,000	79,756
Inter-American Development Bank 3.875% 2/15/2029	GBP	130,000	172,719
International Development Association 0% 7/15/2031 (b)	EUR	110,000	103,737
International Development Association 0.7% 1/17/2042 (b)	EUR	207,000	157,352
International Development Association 4.75% 10/14/2031 (b)	GBP	230,000	320,043
			12,042,549
Financial Services - 0.5%
International Bank for Reconstruction & Development 0% 1/15/2027	EUR	1,828,000	1,933,975
International Bank for Reconstruction & Development 0.01% 4/24/2028	EUR	687,000	706,030
International Bank for Reconstruction & Development 1% 12/21/2029	GBP	248,000	285,610
International Bank for Reconstruction & Development 1.2% 8/8/2034	EUR	23,000	22,436
International Bank for Reconstruction & Development 1.25% 12/13/2028	GBP	100,000	119,971
International Bank for Reconstruction & Development 3.3% 8/14/2028	AUD	210,000	141,812
International Bank for Reconstruction & Development 3.45% 9/13/2038	EUR	140,000	165,623
International Finance Corp 3.15% 6/26/2029 (b)	AUD	90,000	59,851
International Finance Corp 4.5% 10/2/2028	GBP	370,000	504,206
			3,939,514
TOTAL FINANCIALS			15,982,063

Industrials - 0.0%
Ground Transportation - 0.0%
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial 0.15% 10/10/2034 (b)	EUR	191,000	166,594
TOTAL MULTI-NATIONAL			16,148,657
NETHERLANDS - 1.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 7/3/2031 (b)	EUR	100,000	115,975
Consumer Staples - 0.0%
Beverages - 0.0%
Heineken NV 1.75% 5/7/2040 (b)	EUR	160,000	139,568
Consumer Staples Distribution & Retail - 0.0%
Koninklijke Ahold Delhaize NV 0.375% 3/18/2030 (b)	EUR	120,000	117,269
Food Products - 0.0%
JDE Peet's NV 0.5% 1/16/2029 (b)	EUR	130,000	129,115
TOTAL CONSUMER STAPLES			385,952

Financials - 1.2%
Banks - 1.1%
ABN AMRO Bank NV 0.375% 1/14/2035 (b)	EUR	200,000	174,561
ABN AMRO Bank NV 0.5% 9/23/2029 (b)	EUR	100,000	98,086
ABN AMRO Bank NV 0.6% 1/15/2027 (b)	EUR	300,000	317,715
ABN AMRO Bank NV 1.375% 1/12/2037 (b)	EUR	400,000	375,189
ABN AMRO Bank NV 4.5% 11/21/2034 (b)	EUR	100,000	121,422
BNG Bank NV 0% 1/20/2031 (b)	EUR	120,000	114,270
BNG Bank NV 0.75% 1/24/2029 (b)	EUR	2,004,000	2,085,977
BNG Bank NV 3.3% 7/17/2028 (b)	AUD	1,267,000	851,756
Cooperatieve Rabobank UA 0.25% 10/30/2026 (b)	EUR	500,000	529,019
Cooperatieve Rabobank UA 0.625% 2/25/2033 (b)	EUR	100,000	90,746
Cooperatieve Rabobank UA 1.125% 5/7/2031 (b)	EUR	100,000	98,558
Cooperatieve Rabobank UA 1.25% 3/23/2026 (b)	EUR	79,000	86,120
Cooperatieve Rabobank UA 1.875% 7/12/2028 (b)(j)	GBP	200,000	248,349
Cooperatieve Rabobank UA 3.202% 5/6/2036 (b)	EUR	400,000	458,887
ING Bank NV 3% 5/21/2034 (b)	EUR	300,000	341,121
ING Groep NV 0.25% 2/1/2030 (b)(j)	EUR	200,000	196,365
ING Groep NV 0.25% 2/18/2029 (b)(j)	EUR	500,000	505,404
ING Groep NV 2.125% 5/26/2031 (b)(j)	EUR	400,000	435,824
ING Groep NV 3% 2/18/2026 (b)	GBP	100,000	130,445
ING Groep NV 4.875% 11/14/2027 (b)(j)	EUR	200,000	231,149
Nationale-Nederlanden Bank NV/The Netherlands 1% 9/25/2028 (b)	EUR	700,000	733,550
Nederlandse Waterschapsbank NV 0.75% 10/4/2041 (b)	EUR	748,000	575,052
Nederlandse Waterschapsbank NV 3.3% 5/2/2029 (b)	AUD	40,000	26,598
			8,826,163
Consumer Finance - 0.0%
Leaseplan Corp NV 2.125% 5/6/2025 (b)	EUR	130,000	143,624
Financial Services - 0.0%
EXOR NV 1.75% 1/18/2028 (b)	EUR	170,000	183,503
Insurance - 0.1%
ASR Nederland NV 3.375% 5/2/2049 (b)(j)	EUR	100,000	108,032
NN Group NV 4.625% 1/13/2048 (b)(j)	EUR	180,000	206,175
			314,207
TOTAL FINANCIALS			9,467,497

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Koninklijke Philips NV 2.125% 11/5/2029 (b)	EUR	110,000	117,155
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Royal Schiphol Group NV 2% 4/6/2029 (b)	EUR	117,000	125,336
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CTP NV 0.625% 9/27/2026 (b)	EUR	110,000	116,668
CTP NV 0.75% 2/18/2027 (b)	EUR	108,000	113,564
			230,232
Utilities - 0.1%
Electric Utilities - 0.1%
Enexis Holding NV 0.75% 7/2/2031 (b)	EUR	100,000	97,363
TenneT Holding BV 0.875% 6/16/2035 (b)	EUR	234,000	205,996
			303,359
Multi-Utilities - 0.0%
Stedin Holding NV 0% 11/16/2026 (b)	EUR	117,000	122,827
TOTAL UTILITIES			426,186

TOTAL NETHERLANDS			10,868,333
NEW ZEALAND - 0.1%
Financials - 0.1%
Banks - 0.1%
Westpac Securities NZ Ltd/London 0.01% 6/8/2028 (b)	EUR	998,000	1,007,956
Capital Markets - 0.0%
New Zealand Local Government Funding Agency Bond 5.1% 11/28/2030	AUD	50,000	35,824
TOTAL NEW ZEALAND			1,043,780
NORWAY - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA 0.75% 5/31/2026 (b)	EUR	100,000	107,749
Telenor ASA 1.125% 5/31/2029 (b)	EUR	157,000	162,727
			270,476
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 1.375% 5/22/2032 (b)	EUR	241,000	239,507
Financials - 0.3%
Banks - 0.3%
DNB Bank ASA 3.125% 9/21/2027 (b)(j)	EUR	170,000	190,364
DNB Bank ASA 4% 8/17/2027 (b)(j)	GBP	100,000	131,609
SpareBank 1 Boligkreditt AS 0.01% 9/22/2027 (b)	EUR	1,151,000	1,194,814
			1,516,787
Capital Markets - 0.0%
Kommunalbanken AS 0.6% 6/1/2026	AUD	500,000	326,245
TOTAL FINANCIALS			1,843,032

TOTAL NORWAY			2,353,015
PORTUGAL - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Santander Totta SA 3.25% 2/15/2031 (b)	EUR	100,000	114,454
Banco Santander Totta SA 3.375% 4/19/2028 (b)	EUR	400,000	455,640
			570,094
Utilities - 0.0%
Electric Utilities - 0.0%
EDP Finance BV 1.875% 9/21/2029 (b)	EUR	100,000	105,261
TOTAL PORTUGAL			675,355
SOUTH AFRICA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Anglo American Capital PLC 3.75% 6/15/2029 (b)	EUR	140,000	157,972
SPAIN - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Emisiones SA 0.664% 2/3/2030 (b)	EUR	100,000	99,105
Telefonica Emisiones SA 1.93% 10/17/2031 (b)	EUR	300,000	307,282
			406,387
Financials - 0.4%
Banks - 0.3%
Banco Bilbao Vizcaya Argentaria SA 4.375% 10/14/2029 (b)	EUR	300,000	356,905
Banco Bilbao Vizcaya Argentaria SA 5.75% 9/15/2033 (b)(j)	EUR	100,000	119,097
Banco Santander SA 0.2% 2/11/2028 (b)	EUR	300,000	305,633
Banco Santander SA 0.5% 3/24/2027 (b)(j)	EUR	100,000	107,283
Banco Santander SA 1.375% 1/5/2026 (b)	EUR	300,000	328,301
Banco Santander SA 2.125% 2/8/2028 (b)	EUR	100,000	107,736
Banco Santander SA 3.125% 1/19/2027 (b)	EUR	100,000	111,661
Banco Santander SA 3.5% 1/9/2030 (b)(j)	EUR	100,000	113,484
Banco Santander SA 3.75% 1/9/2034 (b)	EUR	100,000	115,087
Banco Santander SA 5.125% 1/25/2030 (b)	GBP	100,000	135,230
Banco Santander SA 5.75% 8/23/2033 (b)(j)	EUR	100,000	118,579
CaixaBank SA 0.5% 2/9/2029 (b)(j)	EUR	100,000	102,068
CaixaBank SA 0.75% 5/26/2028 (b)(j)	EUR	300,000	315,754
CaixaBank SA 1.5% 12/3/2026 (b)(j)	GBP	200,000	256,283
CaixaBank SA 2.25% 4/17/2030 (b)(j)	EUR	100,000	110,150
CaixaBank SA 5% 7/19/2029 (b)(j)	EUR	100,000	118,370
CaixaBank SA 6.25% 2/23/2033 (b)(j)	EUR	100,000	119,648
			2,941,269
Financial Services - 0.1%
Autonomous Community of Andalusia Spain 0.5% 4/30/2031 (b)	EUR	180,000	171,770
Autonomous Community of Madrid Spain 0.827% 7/30/2027 (b)	EUR	50,000	53,203
Autonomous Community of Madrid Spain 1.571% 4/30/2029 (b)	EUR	316,000	336,267
			561,240
TOTAL FINANCIALS			3,502,509

Industrials - 0.1%
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA 2.375% 9/27/2027 (b)	EUR	400,000	437,004
Information Technology - 0.0%
Communications Equipment - 0.0%
Cellnex Finance Co SA 1% 9/15/2027 (b)	EUR	400,000	420,502
Utilities - 0.1%
Electric Utilities - 0.0%
Iberdrola Finanzas SA 3.375% 11/22/2032 (b)	EUR	100,000	113,507
Gas Utilities - 0.1%
Naturgy Finance Iberia SA 1.25% 1/15/2026 (b)	EUR	200,000	217,697
Naturgy Finance Iberia SA 1.5% 1/29/2028 (b)	EUR	100,000	106,760
			324,457
TOTAL UTILITIES			437,964

TOTAL SPAIN			5,204,366
SWEDEN - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telia Co AB 0.125% 11/27/2030 (b)	EUR	310,000	291,301
Financials - 1.0%
Banks - 0.8%
Lansforsakringar Hypotek AB 1.25% 9/17/2025 (b)	SEK	400,000	38,906
Lansforsakringar Hypotek AB 1.5% 9/16/2026 (b)	SEK	5,600,000	544,316
Nordea Hypotek AB 0.5% 9/16/2026 (b)	SEK	15,200,000	1,449,348
Nordea Hypotek AB 1% 9/17/2025 (b)	SEK	1,700,000	165,127
Skandinaviska Enskilda Banken AB 0.75% 11/15/2027 (b)	EUR	100,000	105,631
Skandinaviska Enskilda Banken AB 1.75% 11/11/2026 (b)	EUR	210,000	229,389
Skandinaviska Enskilda Banken AB 3% 11/6/2028 (b)	SEK	4,000,000	404,796
Skandinaviska Enskilda Banken AB 3.25% 5/4/2028 (b)	EUR	250,000	285,355
Skandinaviska Enskilda Banken AB 3.75% 2/7/2028 (b)	EUR	160,000	182,561
Stadshypotek AB 0.375% 3/13/2026 (b)	EUR	500,000	539,642
Stadshypotek AB 2% 9/1/2028 (b)	SEK	10,000,000	975,180
Svenska Handelsbanken AB 0.5% 2/18/2030 (b)	EUR	100,000	97,474
Svenska Handelsbanken AB 1.375% 2/23/2029 (b)	EUR	110,000	114,609
Sveriges Sakerstallda Obligationer AB 2% 6/17/2026 (b)	SEK	11,000,000	1,079,689
Swedbank AB 0.3% 5/20/2027 (b)(j)	EUR	240,000	256,157
Swedbank AB 2.1% 5/25/2027 (b)	EUR	108,000	118,632
			6,586,812
Financial Services - 0.2%
Investor AB 1.5% 9/12/2030 (b)	EUR	120,000	124,409
Kommuninvest I Sverige AB 1% 11/12/2026 (b)	SEK	6,710,000	646,628
Swedbank Hypotek AB 3% 3/28/2029 (b)	SEK	1,900,000	192,362
Swedbank Hypotek AB 3.125% 7/5/2028 (b)	EUR	390,000	443,726
			1,407,125
TOTAL FINANCIALS			7,993,937

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Akelius Residential Property Financing BV 1% 1/17/2028 (b)	EUR	100,000	102,013
Fastighets AB Balder 1.25% 1/28/2028 (b)	EUR	108,000	111,310
Heimstaden Bostad Treasury BV 0.625% 7/24/2025 (b)	EUR	160,000	172,835
Heimstaden Bostad Treasury BV 1.375% 7/24/2028 (b)	EUR	135,000	133,065
Sagax AB 2.25% 3/13/2025 (b)	EUR	120,000	132,681
Samhallsbyggnadsbolaget i Norden AB 2.25% 8/12/2027 (b)(f)	EUR	108,000	98,511
			750,415
Utilities - 0.0%
Electric Utilities - 0.0%
Vattenfall AB 0.125% 2/12/2029 (b)	EUR	108,000	107,079
TOTAL SWEDEN			9,142,732
SWITZERLAND - 0.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom Finance BV 0.375% 11/14/2028 (b)	EUR	430,000	436,221
Financials - 0.6%
Banks - 0.3%
Pfandbriefzentrale der schweizerischen Kantonalbanken AG 0% 3/13/2028 (b)	CHF	600,000	689,865
Pfandbriefzentrale der schweizerischen Kantonalbanken AG 0% 7/25/2031 (b)	CHF	340,000	378,685
Pfandbriefzentrale der schweizerischen Kantonalbanken AG 0.1% 12/3/2031 (b)	CHF	795,000	888,139
Pfandbriefzentrale der schweizerischen Kantonalbanken AG 0.5% 11/24/2028 (b)	CHF	40,000	46,665
UBS AG/Australia 5.808% 11/24/2028 (b)	AUD	90,000	65,209
			2,068,563
Capital Markets - 0.1%
UBS AG/London 0.25% 9/1/2028 (b)	EUR	390,000	392,279
UBS Group AG 0.65% 1/14/2028 (b)(j)	EUR	100,000	105,305
UBS Group AG 1% 6/24/2027 (b)(j)	EUR	150,000	161,278
UBS Group AG 2.125% 11/15/2029 (b)(j)	GBP	130,000	155,616
UBS Group AG 2.875% 4/2/2032 (b)(j)	EUR	270,000	291,050
UBS Group AG 7.75% 3/1/2029 (b)(j)	EUR	100,000	127,424
			1,232,952
Financial Services - 0.2%
Pfandbriefbank schweizerischer Hypothekarinstitute AG 0% 10/26/2029 (b)	CHF	50,000	56,627
Pfandbriefbank schweizerischer Hypothekarinstitute AG 0% 8/26/2049 (b)	CHF	520,000	487,177
Pfandbriefbank schweizerischer Hypothekarinstitute AG 0.125% 12/19/2031 (b)	CHF	1,270,000	1,420,141
			1,963,945
Insurance - 0.0%
Argentum Netherlands BV for Zurich Insurance Co Ltd 2.75% 2/19/2049 (b)(j)	EUR	120,000	129,485
Zurich Finance Ireland Designated Activity Co 1.625% 6/17/2039 (b)	EUR	100,000	87,330
			216,815
TOTAL FINANCIALS			5,482,275

Industrials - 0.0%
Building Products - 0.0%
ABB Finance BV 0% 1/19/2030 (b)	EUR	130,000	124,753
Materials - 0.0%
Construction Materials - 0.0%
Holcim Finance Luxembourg SA 0.5% 4/23/2031 (b)	EUR	130,000	121,182
TOTAL SWITZERLAND			6,164,431
UNITED KINGDOM - 1.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
British Telecommunications PLC 3.75% 5/13/2031 (b)	EUR	170,000	195,810
Media - 0.0%
WPP Finance SA 4.125% 5/30/2028 (b)	EUR	170,000	195,855
Wireless Telecommunication Services - 0.1%
CK Hutchison Group Telecom Finance SA 1.125% 10/17/2028 (b)	EUR	100,000	103,247
Vodafone International Financing DAC 3.75% 12/2/2034 (b)	EUR	330,000	379,111
			482,358
TOTAL COMMUNICATION SERVICES			874,023

Consumer Staples - 0.1%
Beverages - 0.0%
CCEP Finance Ireland DAC 0.875% 5/6/2033 (b)	EUR	110,000	100,775
Household Products - 0.0%
Reckitt Benckiser Treasury Services Nederland BV 0.75% 5/19/2030 (b)	EUR	110,000	108,390
Personal Care Products - 0.0%
Unilever Finance Netherlands BV 3.5% 2/15/2037 (b)	EUR	170,000	194,236
Tobacco - 0.1%
BAT International Finance PLC 2.25% 6/26/2028 (b)	GBP	240,000	291,567
BAT Netherlands Finance BV 3.125% 4/7/2028 (b)	EUR	100,000	112,425
BAT Netherlands Finance BV 5.375% 2/16/2031 (b)	EUR	110,000	133,494
			537,486
TOTAL CONSUMER STAPLES			940,887

Financials - 0.9%
Banks - 0.6%
Barclays PLC 0.577% 8/9/2029 (b)(j)	EUR	120,000	121,386
Barclays PLC 1.106% 5/12/2032 (b)(j)	EUR	110,000	105,376
Barclays PLC 1.125% 3/22/2031 (b)(j)	EUR	230,000	246,485
Barclays PLC 3.25% 1/17/2033	GBP	299,000	342,887
HSBC Holdings PLC 3% 5/29/2030 (j)	GBP	130,000	159,008
HSBC Holdings PLC 3% 7/22/2028 (j)	GBP	110,000	139,466
HSBC Holdings PLC 6.364% 11/16/2032 (b)(j)	EUR	270,000	324,464
HSBC Holdings PLC 8.201% 11/16/2034 (b)(j)	GBP	150,000	220,778
Lloyds Bank PLC 0.125% 9/23/2029 (b)	EUR	100,000	98,451
Lloyds Banking Group PLC 0.5% 11/12/2025 (b)(j)	EUR	130,000	144,237
Lloyds Banking Group PLC 1.985% 12/15/2031 (j)	GBP	104,000	129,916
Lloyds Banking Group PLC 2% 4/12/2028 (b)(j)	GBP	140,000	174,619
Lloyds Banking Group PLC 2.25% 10/16/2024 (b)	GBP	100,000	133,520
Lloyds Banking Group PLC 3.5% 4/1/2026 (b)(j)	EUR	404,000	449,979
Lloyds Banking Group PLC 5.802% 3/17/2029 (j)	AUD	100,000	70,610
NatWest Group PLC 1.75% 3/2/2026 (b)(j)	EUR	110,000	121,626
NatWest Group PLC 3.622% 8/14/2030 (b)(j)	GBP	411,000	542,076
NatWest Group PLC 4.771% 2/16/2029 (b)(j)	EUR	120,000	140,484
NatWest Markets PLC 6.375% 11/8/2027 (b)	GBP	280,000	391,838
Santander UK Group Holdings PLC 7.098% 11/16/2027 (b)(j)	GBP	110,000	152,839
Santander UK PLC 0.05% 1/12/2027 (b)	EUR	200,000	210,372
Standard Chartered PLC 0.8% 11/17/2029 (b)(j)	EUR	110,000	111,057
Standard Chartered PLC 0.85% 1/27/2028 (b)(j)	EUR	107,000	113,479
Standard Chartered PLC 2.5% 9/9/2030 (b)(j)	EUR	130,000	143,196
			4,788,149
Capital Markets - 0.0%
London Stock Exchange Group PLC 1.75% 9/19/2029 (b)	EUR	110,000	116,455
Consumer Finance - 0.0%
Motability Operations Group PLC 1.5% 1/20/2041 (b)	GBP	220,000	175,566
Motability Operations Group PLC 3.5% 7/17/2031 (b)	EUR	200,000	225,938
			401,504
Financial Services - 0.2%
Annington Funding PLC 2.308% 10/6/2032 (b)	GBP	104,000	109,120
Clarion Funding PLC 1.25% 11/13/2032 (b)	GBP	120,000	121,005
LCR Finance PLC 5.1% 3/7/2051	GBP	93,000	130,719
M&G PLC 5.625% 10/20/2051 (b)(j)	GBP	104,000	135,065
Nationwide Building Society 0.625% 3/25/2027 (b)	EUR	903,000	960,092
Nationwide Building Society 6.178% 12/7/2027 (b)(j)	GBP	110,000	150,946
			1,606,947
Insurance - 0.1%
Aviva PLC 6.875% 11/27/2053 (b)(j)	GBP	100,000	140,468
Legal & General Group PLC 5.125% 11/14/2048 (b)(j)	GBP	100,000	132,257
Pension Insurance Corp PLC 5.625% 9/20/2030 (b)	GBP	100,000	130,047
Phoenix Group Holdings PLC 5.867% 6/13/2029 (b)	GBP	100,000	133,482
			536,254
TOTAL FINANCIALS			7,449,309

Health Care - 0.0%
Pharmaceuticals - 0.0%
GlaxoSmithKline Capital PLC 1.625% 5/12/2035 (b)	GBP	140,000	137,998
Industrials - 0.1%
Commercial Services & Supplies - 0.0%
AA Bond Co Ltd 7.375% 7/31/2050 (b)	GBP	120,000	167,265
AA Bond Co Ltd 8.45% 7/31/2050 (b)	GBP	130,000	184,531
			351,796
Transportation Infrastructure - 0.1%
Gatwick Funding Ltd 2.5% 4/15/2032 (b)	GBP	220,000	260,915
Heathrow Funding Ltd 2.625% 3/16/2028 (b)	GBP	190,000	233,360
Heathrow Funding Ltd 3.661% 1/13/2033 (b)	CAD	215,000	154,230
			648,505
TOTAL INDUSTRIALS			1,000,301

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Land Securities Capital Markets PLC 2.375% 3/29/2029 (b)	GBP	160,000	201,766
London & Quadrant Housing Trust 2% 3/31/2032 (b)	GBP	112,000	121,358
Segro Capital Sarl 1.25% 3/23/2026 (b)	EUR	160,000	173,473
			496,597
Utilities - 0.4%
Electric Utilities - 0.1%
National Grid Electricity Distribution South West PLC 2.375% 5/16/2029 (b)	GBP	250,000	301,187
National Grid Electricity Transmission PLC 0.19% 1/20/2025 (b)	EUR	160,000	176,383
National Grid Electricity Transmission PLC 0.823% 7/7/2032 (b)	EUR	140,000	129,294
National Grid Electricity Transmission PLC 1.375% 9/16/2026 (b)	GBP	200,000	250,114
NIE Finance PLC 2.5% 10/27/2025 (b)	GBP	200,000	259,949
South Eastern Power Networks PLC 1.75% 9/30/2034 (b)	GBP	100,000	99,837
			1,216,764
Multi-Utilities - 0.1%
Cadent Finance PLC 3.125% 3/21/2040 (b)	GBP	100,000	97,125
National Grid PLC 0.25% 9/1/2028 (b)	EUR	130,000	130,166
National Grid PLC 2.179% 6/30/2026 (b)	EUR	430,000	472,681
			699,972
Water Utilities - 0.2%
Anglian Water Services Financing PLC 1.625% 8/10/2025 (b)	GBP	240,000	308,560
Northumbrian Water Finance PLC 5.5% 10/2/2037 (b)	GBP	100,000	126,010
Severn Trent Utilities Finance PLC 2.625% 2/22/2033 (b)	GBP	100,000	109,485
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (b)	GBP	100,000	125,376
Southern Water Services Finance Ltd 1.625% 3/30/2027 (b)	GBP	150,000	165,839
Southern Water Services Finance Ltd 2.375% 5/28/2028 (b)	GBP	200,000	214,557
United Utilities Water Finance PLC 0.875% 10/28/2029 (b)	GBP	200,000	219,520
Yorkshire Water Finance PLC 1.75% 10/27/2032 (b)	GBP	100,000	98,275
			1,367,622
TOTAL UTILITIES			3,284,358

TOTAL UNITED KINGDOM			14,183,473
UNITED STATES - 4.1%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
AT&T Inc 0.25% 3/4/2026	EUR	100,000	107,420
AT&T Inc 2.05% 5/19/2032	EUR	110,000	112,852
AT&T Inc 2.9% 12/4/2026	GBP	2,720,000	3,505,808
Verizon Communications Inc 1.125% 9/19/2035	EUR	100,000	87,153
Verizon Communications Inc 1.3% 5/18/2033	EUR	120,000	113,434
Verizon Communications Inc 2.1% 5/6/2026 (b)	AUD	200,000	132,965
Verizon Communications Inc 3.375% 10/27/2036	GBP	486,000	543,867
			4,603,499
Entertainment - 0.0%
Netflix Inc 3.625% 6/15/2030 (b)	EUR	100,000	114,458
Media - 0.0%
Comcast Corp 1.875% 2/20/2036	GBP	405,000	397,223
TOTAL COMMUNICATION SERVICES			5,115,180

Consumer Discretionary - 0.2%
Automobiles - 0.0%
General Motors Financial Co Inc 3.9% 1/12/2028 (b)	EUR	100,000	113,458
Stellantis NV 2.75% 4/1/2032 (b)	EUR	200,000	206,756
			320,214
Hotels, Restaurants & Leisure - 0.1%
Booking Holdings Inc 4.125% 5/12/2033	EUR	110,000	129,953
Booking Holdings Inc 4.5% 11/15/2031	EUR	150,000	181,275
McDonald's Corp 1.6% 3/15/2031 (b)	EUR	200,000	203,072
			514,300
Textiles, Apparel & Luxury Goods - 0.1%
Tapestry Inc 5.35% 11/27/2025	EUR	140,000	159,007
VF Corp 0.25% 2/25/2028	EUR	606,000	589,911
			748,918
TOTAL CONSUMER DISCRETIONARY			1,583,432

Consumer Staples - 0.4%
Beverages - 0.1%
Coca-Cola Co/The 0.375% 3/15/2033	EUR	906,000	819,063
Consumer Staples Distribution & Retail - 0.2%
Mondelez International Holdings Netherlands BV 0.25% 9/9/2029 (b)	EUR	140,000	137,524
Mondelez International Holdings Netherlands BV 0.875% 10/1/2031 (b)	EUR	110,000	105,805
Nestle Finance International Ltd 0% 6/14/2026 (b)	EUR	540,000	576,497
Nestle Finance International Ltd 0.25% 6/14/2029 (b)	EUR	120,000	120,648
Nestle Finance International Ltd 1.25% 11/2/2029 (b)	EUR	30,000	31,422
Nestle Finance International Ltd 3.25% 1/23/2037 (b)	EUR	190,000	212,309
Nestle Holdings Inc 1.375% 6/23/2033 (b)	GBP	120,000	125,159
			1,309,364
Household Products - 0.0%
Procter & Gamble Co/The 1.375% 5/3/2025	GBP	221,000	289,264
Procter & Gamble Co/The 1.8% 5/3/2029	GBP	381,000	463,688
			752,952
Tobacco - 0.1%
Altria Group Inc 2.2% 6/15/2027	EUR	398,000	434,418
Altria Group Inc 3.125% 6/15/2031	EUR	174,000	188,300
Philip Morris International Inc 1.45% 8/1/2039	EUR	100,000	78,186
Philip Morris International Inc 2% 5/9/2036	EUR	210,000	193,574
			894,478
TOTAL CONSUMER STAPLES			3,775,857

Energy - 0.1%
Energy Equipment & Services - 0.0%
Schlumberger Finance BV 2% 5/6/2032 (b)	EUR	230,000	236,413
Oil, Gas & Consumable Fuels - 0.1%
BP Capital Markets BV 0.933% 12/4/2040 (b)	EUR	290,000	210,400
BP Capital Markets PLC 1.637% 6/26/2029 (b)	EUR	100,000	105,379
Shell International Finance BV 0.5% 11/8/2031 (b)	EUR	310,000	291,083
			606,862
TOTAL ENERGY			843,275

Financials - 1.5%
Banks - 0.3%
Bank of America Corp 0.694% 3/22/2031 (b)(j)	EUR	486,000	472,999
Bank of America Corp 1.667% 6/2/2029 (b)(j)	GBP	100,000	119,860
Citigroup Inc 4.112% 9/22/2033 (b)(j)	EUR	220,000	255,251
JPMorgan Chase & Co 0.389% 2/24/2028 (b)(j)	EUR	792,000	831,951
JPMorgan Chase & Co 0.991% 4/28/2026 (b)(j)	GBP	100,000	130,502
JPMorgan Chase & Co 1.001% 7/25/2031 (b)(j)	EUR	100,000	98,782
JPMorgan Chase & Co 1.638% 5/18/2028 (b)(j)	EUR	210,000	226,372
Wells Fargo & Co 2.125% 9/24/2031 (b)	GBP	350,000	392,705
			2,528,422
Capital Markets - 0.1%
Athene Global Funding 0.832% 1/8/2027 (b)	EUR	140,000	148,193
Goldman Sachs Group Inc/The 0.75% 3/23/2032 (b)	EUR	170,000	157,970
Goldman Sachs Group Inc/The 1% 3/18/2033 (b)	EUR	70,000	65,150
Goldman Sachs Group Inc/The 1.25% 2/7/2029 (b)	EUR	50,000	51,617
Goldman Sachs Group Inc/The 1.875% 12/16/2030 (b)	GBP	100,000	112,542
Goldman Sachs Group Inc/The 2% 11/1/2028 (b)	EUR	51,000	54,893
Goldman Sachs Group Inc/The 3.125% 7/25/2029 (b)	GBP	27,000	33,886
Morgan Stanley 0.495% 10/26/2029 (j)	EUR	100,000	100,413
Morgan Stanley 1.102% 4/29/2033 (j)	EUR	243,000	230,144
Morgan Stanley 5.789% 11/18/2033 (j)	GBP	170,000	238,530
Nasdaq Inc 0.875% 2/13/2030	EUR	100,000	99,750
			1,293,088
Consumer Finance - 0.0%
Ford Motor Credit Co LLC 2.33% 11/25/2025	EUR	100,000	109,920
Ford Motor Credit Co LLC 6.125% 5/15/2028	EUR	130,000	155,735
			265,655
Financial Services - 0.9%
Berkshire Hathaway Inc 2.15% 3/15/2028	EUR	797,000	872,613
CRH SMW Finance DAC 4% 7/11/2031 (b)	EUR	120,000	139,135
DH Europe Finance II Sarl 0.2% 3/18/2026	EUR	2,894,000	3,104,247
DH Europe Finance II Sarl 0.75% 9/18/2031	EUR	456,000	437,652
DH Europe Finance II Sarl 1.35% 9/18/2039	EUR	192,000	161,461
Fidelity National Information Services Inc 1.5% 5/21/2027	EUR	758,000	817,131
Fiserv Inc 2.25% 7/1/2025	GBP	925,000	1,209,793
Upjohn Finance BV 1.362% 6/23/2027 (b)	EUR	150,000	159,910
			6,901,942
Insurance - 0.2%
Chubb INA Holdings LLC 1.55% 3/15/2028	EUR	639,000	680,189
Marsh & McLennan Cos Inc 1.349% 9/21/2026	EUR	768,000	828,300
Metropolitan Life Global Funding I 0.5% 5/25/2029 (b)	EUR	100,000	100,021
Metropolitan Life Global Funding I 1.625% 10/12/2028 (b)	GBP	110,000	131,895
New York Life Global Funding 0.125% 7/23/2030 (b)	CHF	215,000	241,197
			1,981,602
TOTAL FINANCIALS			12,970,709

Health Care - 0.4%
Health Care Equipment & Supplies - 0.3%
Becton Dickinson Euro Finance Sarl 1.208% 6/4/2026	EUR	1,553,000	1,685,489
Medtronic Global Holdings SCA 0.25% 7/2/2025	EUR	100,000	108,998
Medtronic Global Holdings SCA 1.75% 7/2/2049	EUR	227,000	171,210
Thermo Fisher Scientific Finance I BV 1.625% 10/18/2041	EUR	150,000	124,708
			2,090,405
Health Care Providers & Services - 0.1%
McKesson Corp 3.125% 2/17/2029	GBP	573,000	722,288
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific Inc 0.125% 3/1/2025	EUR	100,000	109,804
Thermo Fisher Scientific Inc 1.875% 10/1/2049	EUR	106,000	81,858
			191,662
Pharmaceuticals - 0.0%
MSD Netherlands Capital BV 3.7% 5/30/2044	EUR	100,000	112,580
TOTAL HEALTH CARE			3,116,935

Industrials - 0.2%
Aerospace & Defense - 0.0%
General Electric Co 2.125% 5/17/2037	EUR	230,000	218,807
Air Freight & Logistics - 0.1%
FedEx Corp 0.95% 5/4/2033	EUR	371,000	335,963
Building Products - 0.0%
Whirlpool EMEA Finance Sarl 0.5% 2/20/2028	EUR	170,000	173,385
Electrical Equipment - 0.1%
Schneider Electric SE 3% 1/10/2031 (b)	EUR	300,000	337,596
Industrial Conglomerates - 0.0%
Honeywell International Inc 0.75% 3/10/2032	EUR	150,000	141,494
Machinery - 0.0%
Illinois Tool Works Inc 1% 6/5/2031	EUR	100,000	98,625
TOTAL INDUSTRIALS			1,305,870

Information Technology - 0.2%
IT Services - 0.1%
DXC Technology Co 1.75% 1/15/2026	EUR	914,000	998,233
International Business Machines Corp 1.2% 2/11/2040	EUR	272,000	220,836
			1,219,069
Technology Hardware, Storage & Peripherals - 0.1%
Apple Inc 0.5% 11/15/2031	EUR	911,000	879,274
TOTAL INFORMATION TECHNOLOGY			2,098,343

Materials - 0.3%
Chemicals - 0.3%
Air Products and Chemicals Inc 0.5% 5/5/2028	EUR	1,223,000	1,260,096
Dow Chemical Co/The 1.875% 3/15/2040	EUR	232,000	199,328
Linde PLC 0.375% 9/30/2033 (b)	EUR	200,000	177,901
PPG Industries Inc 0.875% 11/3/2025	EUR	744,000	808,054
			2,445,379
Real Estate - 0.2%
Diversified REITs - 0.0%
Digital Dutch Finco BV 1.5% 3/15/2030 (b)	EUR	100,000	100,466
Digital Intrepid Holding BV 0.625% 7/15/2031 (b)	EUR	100,000	91,134
WPC Eurobond BV 2.25% 4/9/2026	EUR	110,000	121,039
			312,639
Industrial REITs - 0.2%
Prologis LP 2.25% 6/30/2029	GBP	619,000	744,507
Retail REITs - 0.0%
Realty Income Corp 1.75% 7/13/2033	GBP	413,000	420,997
Specialized REITs - 0.0%
American Tower Corp 1% 1/15/2032	EUR	140,000	131,538
Public Storage Operating Co 0.875% 1/24/2032	EUR	245,000	231,506
			363,044
TOTAL REAL ESTATE			1,841,187

Utilities - 0.0%
Electric Utilities - 0.0%
Duke Energy Corp 3.1% 6/15/2028	EUR	100,000	111,343
TOTAL UNITED STATES			35,207,510
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $304,584,856)			297,232,064

Preferred Securities - 0.3%
		Principal Amount (a)	Value ($)
FRANCE - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TotalEnergies SE 2% (b)(j)(k)	EUR	120,000	129,147
TotalEnergies SE 2.125% (b)(j)(k)	EUR	160,000	155,327
			284,474
Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA 1.5% (b)(j)(k)	EUR	300,000	307,822
Engie SA 1.625% (b)(j)(k)	EUR	1,300,000	1,429,373
Veolia Environnement SA 1.625% (b)(j)(k)	EUR	100,000	106,700
			1,843,895
TOTAL FRANCE			2,128,369
ITALY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Eni SpA 3.375% (b)(j)(k)	EUR	110,000	121,557
Utilities - 0.0%
Electric Utilities - 0.0%
Enel SpA 1.375% (b)(j)(k)	EUR	150,000	154,339
Enel SpA 6.375% (b)(j)(k)	EUR	100,000	120,513
			274,852
TOTAL ITALY			396,409
SPAIN - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Repsol International Finance BV 4.247% (b)(j)(k)	EUR	100,000	115,321
Utilities - 0.1%
Electric Utilities - 0.1%
Iberdrola Finanzas SA 1.575% (b)(j)(k)	EUR	100,000	105,348
Iberdrola International BV 1.825% (b)(j)(k)	EUR	100,000	101,489
Iberdrola International BV 3.25% (b)(j)(k)	EUR	100,000	113,273
			320,110
TOTAL SPAIN			435,431
UNITED KINGDOM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (b)(j)(k)	GBP	216,000	287,125
TOTAL PREFERRED SECURITIES (Cost $2,886,384)			3,247,334

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l) (Cost $5,692,241)	4.89	5,691,102	5,692,241

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $902,196,731)	853,921,546
NET OTHER ASSETS (LIABILITIES) - 1.0%	8,569,597
NET ASSETS - 100.0%	862,491,143

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
Eurex Euro-Bobl Contracts (Germany)	21	Dec 2024	2,806,307	20,721	20,721
ICE Long Gilt Contracts (United Kingdom)	9	Dec 2024	1,184,364	(11,661)	(11,661)

TOTAL FUTURES CONTRACTS					9,060
The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	24,745,172	AUD	35,705,000	JPMorgan Chase Bank, N.A.	11/05/24	47,085
USD	25,112,145	AUD	36,945,000	JPMorgan Chase Bank, N.A.	10/02/24	(429,781)
USD	276,200	AUD	414,000	Bank of America, N.A.	10/02/24	(10,019)
USD	42,453,145	CAD	57,195,000	Bank of America, N.A.	11/05/24	127,559
USD	820,958	CAD	1,108,000	Canadian Imperial Bk. of Comm.	11/05/24	1,013
USD	44,173,633	CAD	59,501,000	BNP Paribas S.A.	10/02/24	178,661
USD	8,094,884	CHF	6,793,000	HSBC Bank	11/05/24	35,172
USD	8,310,184	CHF	7,024,000	HSBC Bank	10/02/24	11,017
USD	755,204	CLP	675,088,000	State Street Bank and Trust Co	11/05/24	4,727
USD	706,664	CLP	643,206,000	BNP Paribas S.A.	10/02/24	(8,565)
USD	1,431,639	CNH	10,000,000	Goldman Sachs Bank USA	10/08/24	3,668
USD	24,012,224	CNH	167,358,000	JPMorgan Chase Bank, N.A.	11/05/24	54,881
USD	142,982,038	CNH	996,642,000	Bank of America, N.A.	11/05/24	312,463
USD	141,493,361	CNH	1,004,900,000	Bank of America, N.A.	10/08/24	(2,003,485)
USD	21,017,637	CNH	149,200,000	JPMorgan Chase Bank, N.A.	10/08/24	(287,697)
USD	2,750,336	CNH	19,545,000	JPMorgan Chase Bank, N.A.	10/08/24	(40,634)
USD	2,946,064	CNY	20,619,499	Citibank, N.A.	10/09/24	6,121
USD	1,162,654	CNY	8,136,829	Citibank, N.A.	10/09/24	2,499
USD	2,786,826	COP	11,625,800,000	State Street Bank and Trust Co	11/05/24	35,766
USD	2,766,527	COP	11,303,200,000	BNP Paribas S.A.	10/02/24	79,160
USD	2,540,873	CZK	57,459,000	BNP Paribas S.A.	10/02/24	4,018
USD	2,546,742	CZK	57,260,000	Bank of America, N.A.	11/05/24	16,826
USD	2,470,914	DKK	16,451,000	Bank of America, N.A.	11/05/24	9,569
USD	2,429,962	DKK	16,350,000	Bank of America, N.A.	10/02/24	(11,594)
USD	389,886,524	EUR	348,154,000	State Street Bank and Trust Co	11/05/24	1,750,644
USD	1,053,297	EUR	945,000	Brown Brothers Harriman & Co	10/02/24	1,370
USD	3,069,440	EUR	2,750,000	Brown Brothers Harriman & Co	11/05/24	3,631
USD	387,771,164	EUR	349,765,000	Bank of America, N.A.	10/02/24	(1,569,747)
USD	331,718	EUR	299,000	JPMorgan Chase Bank, N.A.	10/02/24	(1,114)
USD	1,701,385	EUR	1,533,000	Brown Brothers Harriman & Co	10/02/24	(5,074)
USD	857,535	EUR	777,000	JPMorgan Chase Bank, N.A.	10/02/24	(7,383)
USD	60,867,063	GBP	45,408,000	Citibank, N.A.	11/05/24	160,396
USD	987,570	GBP	737,000	Bank of America, N.A.	11/05/24	2,263
USD	59,676,106	GBP	45,345,000	Goldman Sachs Bank USA	10/02/24	(947,892)
USD	147,293	GBP	112,000	HSBC Bank	10/02/24	(2,445)
USD	115,725	HKD	901,000	Brown Brothers Harriman & Co	10/02/24	(177)
USD	117,790	HKD	915,000	Brown Brothers Harriman & Co	11/05/24	31
USD	1,179,799	HUF	419,034,000	Canadian Imperial Bk. of Comm.	10/02/24	5,755
USD	1,184,809	HUF	421,047,000	HSBC Bank	11/05/24	6,742
USD	6,891,949	IDR	104,237,900,000	BNP Paribas S.A.	11/05/24	17,147
USD	6,779,867	IDR	102,674,300,000	BNP Paribas S.A.	10/02/24	(1,791)
USD	6,652,475	IDR	102,674,300,000	Royal Bank of Canada	10/02/24	(129,183)
USD	497,001	ILS	1,852,521	HSBC Bank	10/02/24	67
USD	1,880,664	ILS	6,890,000	HSBC Bank	10/02/24	32,438
USD	1,891,505	ILS	6,991,000	HSBC Bank	11/05/24	14,541
USD	88,945,241	JPY	12,625,350,000	Royal Bank of Canada	11/05/24	653,567
USD	457,700	JPY	65,494,503	JPMorgan Chase Bank, N.A.	10/02/24	2,007
USD	11,233	JPY	1,600,000	JPMorgan Chase Bank, N.A.	11/05/24	44
USD	86,389,277	JPY	12,493,600,000	Royal Bank of Canada	10/02/24	(537,841)
USD	306,774	JPY	43,950,000	Bank of America, N.A.	10/02/24	981
USD	95,143	JPY	13,500,000	Bank of America, N.A.	10/02/24	1,213
USD	759,953	JPY	107,850,000	State Street Bank and Trust Co	10/02/24	9,561
USD	19,652,889	KRW	26,180,400,000	State Street Bank and Trust Co	10/02/24	(196,085)
USD	19,547,743	KRW	25,825,500,000	Bank of America, N.A.	11/05/24	(73,517)
USD	19,839,648	KRW	26,180,400,000	Bank of America, N.A.	10/02/24	(9,326)
USD	5,891,419	MXN	117,557,000	State Street Bank and Trust Co	10/02/24	(78,972)
USD	5,915,715	MXN	116,880,000	HSBC Bank	11/05/24	12,499
USD	7,357,576	MYR	30,350,000	Goldman Sachs Bank USA	11/05/24	(17,146)
USD	7,370,409	MYR	30,243,000	Goldman Sachs Bank USA	10/02/24	36,106
USD	895	MYR	3,701	Euroclear Bank S.A.	10/02/24	(3)
USD	6,999,074	MYR	30,243,000	Goldman Sachs Bank USA	10/02/24	(335,229)
USD	2,710,937	NOK	28,428,000	State Street Bank and Trust Co	11/05/24	16,136
USD	2,684,253	NOK	28,203,000	State Street Bank and Trust Co	10/02/24	11,730
USD	2,655,662	NZD	4,178,000	Bank of America, N.A.	11/05/24	1,078
USD	2,591,461	NZD	4,146,000	State Street Bank and Trust Co	10/02/24	(42,492)
USD	1,211,436	PEN	4,502,000	State Street Bank and Trust Co	11/05/24	(2,387)
USD	1,163,641	PEN	4,359,000	Goldman Sachs Bank USA	10/02/24	(12,290)
USD	4,152,655	PLN	16,095,000	State Street Bank and Trust Co	10/02/24	(28,951)
USD	4,234,455	PLN	16,197,000	BNP Paribas S.A.	11/05/24	29,741
USD	2,312,189	RON	10,395,000	Brown Brothers Harriman & Co	10/02/24	(13,392)
USD	2,350,354	RON	10,461,000	Goldman Sachs Bank USA	11/05/24	11,020
USD	6,514,053	SEK	65,533,000	State Street Bank and Trust Co	11/05/24	49,978
USD	6,439,441	SEK	65,910,000	HSBC Bank	10/02/24	(50,414)
USD	3,370,984	SGD	4,305,000	State Street Bank and Trust Co	11/05/24	15,215
USD	3,283,848	SGD	4,274,000	State Street Bank and Trust Co	10/02/24	(41,575)
USD	6,044,197	THB	195,016,000	JPMorgan Chase Bank, N.A.	11/05/24	(28,472)
USD	5,665,264	THB	192,483,000	JPMorgan Chase Bank, N.A.	10/02/24	(313,769)
AUD	35,678,088	USD	24,714,212	JPMorgan Chase Bank, N.A.	10/02/24	(48,165)
AUD	1,638,000	USD	1,109,051	Bank of America, N.A.	10/02/24	23,381
CAD	57,096,380	USD	42,343,800	Bank of America, N.A.	10/02/24	(126,801)
CAD	133,289	USD	98,673	Canadian Imperial Bk. of Comm.	10/01/24	(120)
CAD	2,172,000	USD	1,611,998	Royal Bank of Canada	10/02/24	(6,024)
CAD	122,000	USD	89,952	Brown Brothers Harriman & Co	10/02/24	255
CHF	6,797,000	USD	8,068,613	HSBC Bank	10/02/24	(37,657)
CHF	227,000	USD	267,892	JPMorgan Chase Bank, N.A.	10/02/24	318
CLP	643,206,000	USD	719,711	State Street Bank and Trust Co	10/02/24	(4,482)
CNH	168,745,000	USD	24,158,888	JPMorgan Chase Bank, N.A.	10/08/24	(62,584)
CNH	1,004,900,000	USD	143,865,426	Bank of America, N.A.	10/08/24	(368,580)
CNH	10,000,000	USD	1,434,741	Goldman Sachs Bank USA	11/05/24	(3,238)
CNH	15,000,000	USD	2,149,745	Bank of America, N.A.	11/05/24	(2,491)
CNH	10,000,000	USD	1,409,016	Goldman Sachs Bank USA	10/08/24	18,955
CNY	9,377,998	USD	1,341,074	Citibank, N.A.	10/09/24	(3,952)
COP	11,303,200,000	USD	2,721,040	State Street Bank and Trust Co	10/02/24	(33,673)
CZK	57,459,000	USD	2,553,782	Bank of America, N.A.	10/02/24	(16,927)
DKK	16,350,000	USD	2,451,528	Bank of America, N.A.	10/02/24	(9,972)
EUR	346,936,000	USD	387,978,529	State Street Bank and Trust Co	10/02/24	(1,786,718)
EUR	4,245,000	USD	4,697,059	Royal Bank of Canada	10/02/24	28,263
EUR	500,000	USD	555,880	JPMorgan Chase Bank, N.A.	10/02/24	695
EUR	500,000	USD	559,060	JPMorgan Chase Bank, N.A.	10/02/24	(2,485)
GBP	45,299,000	USD	60,723,310	Citibank, N.A.	10/02/24	(160,812)
GBP	699,000	USD	936,667	Bank of America, N.A.	10/02/24	(2,139)
GBP	101,000	USD	132,651	Brown Brothers Harriman & Co	10/02/24	2,381
HKD	892,584	USD	114,830	Brown Brothers Harriman & Co	10/02/24	(11)
HUF	419,034,000	USD	1,180,623	HSBC Bank	10/02/24	(6,579)
IDR	102,674,300,000	USD	6,796,431	BNP Paribas S.A.	10/02/24	(14,773)
IDR	102,674,300,000	USD	6,779,867	Royal Bank of Canada	10/02/24	1,791
ILS	1,857,000	USD	498,612	HSBC Bank	11/05/24	(39)
ILS	6,890,000	USD	1,862,445	HSBC Bank	10/02/24	(14,219)
JPY	12,639,199,745	USD	88,633,939	Royal Bank of Canada	10/02/24	(693,778)
KRW	26,180,400,000	USD	20,032,443	State Street Bank and Trust Co	10/02/24	(183,469)
KRW	26,180,400,000	USD	19,784,176	Bank of America, N.A.	10/02/24	64,798
MXN	1,558,000	USD	77,739	Bank of America, N.A.	10/02/24	1,388
MXN	115,999,000	USD	5,901,929	HSBC Bank	10/02/24	(10,665)
MYR	30,243,000	USD	7,328,083	Goldman Sachs Bank USA	10/02/24	6,220
MYR	30,243,000	USD	7,370,409	Goldman Sachs Bank USA	10/02/24	(36,106)
NOK	28,203,000	USD	2,688,612	State Street Bank and Trust Co	10/02/24	(16,089)
NZD	4,146,000	USD	2,635,198	Bank of America, N.A.	10/02/24	(1,244)
PEN	4,359,000	USD	1,173,667	State Street Bank and Trust Co	10/02/24	2,264
PLN	16,095,000	USD	4,210,879	BNP Paribas S.A.	10/02/24	(29,274)
RON	10,395,000	USD	2,336,424	Goldman Sachs Bank USA	10/02/24	(10,843)
SEK	64,920,000	USD	6,442,713	State Street Bank and Trust Co	10/02/24	(50,338)
SGD	4,267,331	USD	3,335,677	State Street Bank and Trust Co	10/02/24	(15,442)
THB	192,483,000	USD	5,953,696	JPMorgan Chase Bank, N.A.	10/02/24	25,336

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(7,045,980)
Unrealized Appreciation						3,952,151
Unrealized Depreciation						(10,998,131)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Offshore Currency
CNY	-	Chinese (Peoples Rep) Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
DKK	-	Danish Kronen
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesia Rupiatt
ILS	-	Israel Sheckel
JPY	-	Japanese Yen
KRW	-	Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringet
NOK	-	Norwegian Krona
NZD	-	New Zealand Dollar
PEN	-	Peruvian New Sol
PLN	-	Polish Zloty
RON	-	Romanian Leu
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $433,137,655 or 49.4% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $128,990,642 or 14.7% of net assets.

(d)	Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts. At period end, the value of securities pledged amounted to $9,099,011.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $96,044.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Level 3 security
(h)	Non-income producing
(i)	Non-income producing - Security is in default.
(j)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	20,006,063	107,724,165	122,038,632	159,071	645	-	5,692,241	0.0%
Total	20,006,063	107,724,165	122,038,632	159,071	645	-	5,692,241

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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